                                                             File Nos. 333-90545
                                                                        811-8114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 46

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)

                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

         It is proposed that this filing will become effective:

         _X_ immediately upon filing pursuant to Paragraph (b) of Rule 485 ___ on (date) pursuant to Paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to Paragraph (a)(1) of Rule 485
         ___ on (date) pursuant to Paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM               NO. CAPTION IN PROSPECTUS
-------------               -------------------------
1..........................Cover Page

2..........................Special Terms

3..........................Summary of Contract Features; Summary of Fees and
                           Expenses

4..........................Condensed Financial Information; Performance
                           Information

5..........................Description of the Companies, the Variable Accounts
                           and the Underlying Investment Companies

6..........................Charges and Deductions

7..........................Description of the Contract -- The Accumulation Phase

8..........................Electing the Annuity Date; Description of Annuity
                           Payout Options; Variable Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments;  Computation of Values; Distribution

11.........................Surrender and Withdrawals; Withdrawals after the
                           Annuity Date

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information -- Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------
15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18.........................Services

19.........................Underwriters

20.........................Underwriters

21.........................Performance Information

22.........................Annuity Benefit Payments

23 ........................Financial Statements

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the DirectedAdvisorySolutions variable annuity contract issued by First Allmerica Financial Life Insurance Company. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2001, as revised May 31, 2001, containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-423-5252. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST                                    FIRST DEFINED SECTOR FUND
AIT Money Market Fund                                         FDSF First Trust Financial Services Portfolio
AIM VARIABLE INSURANCE FUNDS                                  FDSF First Trust Life Sciences Portfolio
AIM V.I. Blue Chip Fund                                       FDSF First Trust Technology Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Alliance Growth Portfolio                                     (CLASS 2)
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                   FT VIP Mutual Shares Securities Fund
DGPF Select Growth Series                                     FT VIP Templeton Developing Markets Securities Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS                           INVESCO VARIABLE INVESTMENT FUNDS, INC.
Deutsche VIT EAFE Equity Index                                INVESCO VIF Dynamics Fund
Deutsche VIT Equity 500 Index                                 INVESCO VIF Equity Income Fund
Deutsche VIT Small Cap Index                                  JANUS ASPEN SERIES (SERVICE SHARES)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (SERVICE         Janus Aspen Aggressive Growth Portfolio
CLASS 2)                                                      Janus Aspen Capital Appreciation Portfolio
Fidelity VIP II Contrafund-Registered Trademark- Portfolio    Janus Aspen International Growth Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (SERVICE        PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
CLASS 2)                                                      Pioneer Fund VCT Portfolio
Fidelity VIP III Growth & Income Portfolio                    SCUDDER VARIABLE SERIES II
Fidelity VIP III Mid Cap Portfolio                            Scudder Government Securities Portfolio


In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA.


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   DATED MAY 1, 2001, AS REVISED MAY 31, 2001

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        15
INVESTMENT OBJECTIVES AND POLICIES..........................        18
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        21
  A.   Payments.............................................        21
  B.   Computation of Values................................        21
        The Accumulation Unit...............................        22
        Net Investment Factor...............................        22
  C.   Right to Cancel......................................        22
  D.   Transfer Privilege...................................        23
        Asset Allocation Model Reallocations................        23
        Automatic Transfers (Dollar Cost Averaging).........        23
        Automatic Account Rebalancing.......................        24
  E.   Surrender and Withdrawals............................        24
        Systematic Withdrawals..............................        25
        Life Expectancy Distributions.......................        25
  F.   Death Benefit........................................        26
        Standard Death Benefit..............................        26
        Optional Enhanced Death Benefit Rider...............        26
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        27
  G.   The Spouse of the Owner as Beneficiary...............        27
  H.   Assignment...........................................        28
ANNUITIZATION -- THE PAYOUT PHASE...........................        29
  A.   Electing the Annuity Date............................        29
  B.   Choosing the Annuity Payout Option...................        29
        Fixed Annuity Payout Options........................        30
        Variable Annuity Payout Options.....................        30
  C.   Description of Annuity Payout Options................        30
  D.   Variable Annuity Benefit Payments....................        31
        The Annuity Unit....................................        31
        Determination of the First Annuity Benefit
        Payment.............................................        32
        Determination of the Number of Annuity Units........        32
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        32
        Payment of Annuity Benefit Payments.................        32
  E.   Transfers of Annuity Units...........................        33
  F.   Withdrawals After the Annuity Date...................        33
        Calculation of Proportionate Reduction..............        34
        Calculation of Present Value........................        35
        Deferral of Withdrawals.............................        35
  G.   Reversal of Annuitization............................        35
  H.   NORRIS Decision......................................        36
CHARGES AND DEDUCTIONS......................................        37
  A.   Variable Account Deductions..........................        37
        Mortality and Expense Risk Charge...................        37
        Administrative Expense Charge.......................        37
        Other Charges.......................................        37
  B.   Contract Fee.........................................        38
  C.   Optional Rider Charge................................        38

  D.   Premium Taxes........................................        38
  E.   Transfer Charge......................................        39
GUARANTEE PERIOD ACCOUNTS...................................        40
FEDERAL TAX CONSIDERATIONS..................................        42
  A.   General..............................................        42
        The Company.........................................        42
        Diversification Requirements........................        42
        Investor Control....................................        42
  B.   Qualified and Non-Qualified Contracts................        43
  C.   Taxation of the Contract in General..................        43
        Withdrawals Prior to Annuitization..................        43
        Withdrawals After Annuitization.....................        43
        Annuity Payouts After Annuitization.................        44
        Penalty on Distribution.............................        44
        Assignments or Transfers............................        44
        Nonnatural Owners...................................        44
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        45
  D.   Tax Withholding......................................        45
  E.   Individual Retirement Annuities......................        45
STATEMENTS AND REPORTS......................................        45
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        46
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        47
VOTING RIGHTS...............................................        47
DISTRIBUTION................................................        47
LEGAL MATTERS...............................................        48
FURTHER INFORMATION.........................................        48
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- THE MARKET VALUE ADJUSTMENT...................       B-1
APPENDIX C -- AN EXAMPLE OF A PRESENT VALUE WITHDRAWAL......       C-1
APPENDIX D -- PERFORMANCE INFORMATION.......................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ACCUMULATION UNIT CALCULATIONS AND ANNUITY BENEFIT
 PAYMENTS...................................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         6
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.


ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the issue date and may not be later than the Owner's 90th birthday.


ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to First Allmerica Financial Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the Issue Date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), First Defined Sector Fund ("FDSF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contracts Trust ("Pioneer VCT"), and Scudder Variable Series II ("SVS").

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.


                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000.

OPTIONAL RIDER CHARGE:
  If the Enhanced Death Benefit Rider is elected, 1/12th of
  the annual charge is deducted pro rata on a monthly basis
  at the end of each Contract month. The charge for this
  Rider on an annual basis as a percentage of Accumulated
  Value is:
    Enhanced Death Benefit Rider With Annual Step-Up:              0.15%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               0.50%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           0.65%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.

                                                                                                        TOTAL FUND
                                          MANAGEMENT FEE       SERVICE        OTHER EXPENSES             EXPENSES
                                            (AFTER ANY         FEES OR      (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 FEES*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   -----------   ---------------------   --------------------
AIT Money Market Fund**...............        0.31%             0.00%              0.05%            0.36%(1)
AIM V.I. Blue Chip Fund...............        0.02%             0.00%              1.38%            1.40%(2)(3)
Alliance Growth Portfolio
 (Class B)............................        0.75%             0.25%              0.08%            1.08%
DGPF Select Growth Series (Service
 Class)...............................        0.68%             0.15%              0.16%            0.99%(4)
Deutsche VIT EAFE Equity Index........        0.45%             0.00%              0.20%            0.65%(5)
Deutsche VIT Equity 500 Index.........        0.20%             0.00%              0.10%            0.30%(5)
Deutsche VIT Small Cap Index..........        0.35%             0.00%              0.10%            0.45%(5)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2).............................        0.57%             0.25%              0.10%            0.92%(6)
Fidelity VIP III Growth & Income
 Portfolio (Service Class 2)..........        0.48%             0.25%              0.12%            0.85%(6)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2)....................        0.57%             0.25%              0.17%            0.99%(6)
FDSF First Trust Financial Services
 Portfolio............................        0.60%             0.25%              0.49%            1.34%(7)
FDSF First Trust Life Sciences
 Portfolio............................        0.60%             0.25%              0.49%            1.34%(7)
FDSF First Trust Technology
 Portfolio............................        0.60%             0.25%              0.49%            1.34%(7)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%             0.25%              0.20%            1.05%(8)
FT VIP Templeton Developing Markets
 Securities Fund (Class 2)............        1.25%             0.25%              0.31%            1.81%(8)
INVESCO VIF Dynamics Fund.............        0.75%             0.00%              0.34%            1.09%(9)
INVESCO VIF Equity Income Fund........        0.75%             0.00%              0.33%            1.08%(9)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares)...........        0.65%             0.25%              0.02%            0.92%(10)
Janus Aspen Capital Appreciation
 Portfolio (Service Shares)...........        0.65%             0.25%              0.02%            0.92%(10)
Janus Aspen International Growth
 Portfolio (Service Shares)...........        0.65%             0.25%              0.06%            0.96%(10)
Pioneer Fund VCT Portfolio
 (Class II)***........................        0.65%             0.25%              0.03%            0.93%(11)
Scudder Government Securities
 Portfolio............................        0.55%             0.00%              0.05%            0.60%(12)(13)

*The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.

**Effective October 1, 2000, the management fee rates for the AIT Money Market Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.

***Class II shares of the Pioneer Fund VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.

(1)Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% for AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2)Expenses have been restated to reflect current fees.

(3)After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.40% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers and reimbursements were 2.13%.

(4)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. Effective May 1, 2001 through October 31, 2001, the investment advisor, Delaware Management Company, has voluntarily agreed to waive its management fee and reimburse the DGPF Select Growth Series for expenses to the extent that total expenses will not exceed 0.85%, exclusive of the 12b-1fee. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). Through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement, were 0.98% for DGPF Select Growth Series. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.


(5)The investment advisor of Deutsche VIT EAFE Equity Index Fund, Deutsche VIT Equity 500 Index Fund and Deutsche VIT Small Cap Index Fund has voluntarily agreed to waive its fee and to reimburse the Fund for certain expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Total Fund Expenses would have been .92%, .34% and .69% for Deutsche VIT EAFE Equity Index Fund, Deutsche VIT Equity 500 Index Fund and Deutsche VIT Small Cap Index Fund , respectively, for the year ended December 31, 2000.


(6)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.


(7)The Portfolios of FDSF commenced operations on January 18, 2001. The expenses shown are estimated and annualized. First Trust has agreed to waive fees and reimburse expenses through September 30, 2001 to prevent a portfolio's Total Fund Operating Expenses (excluding brokerage expenses and extraordinary expenses) from exceeding 1.34% of the average daily net asset value of FDSF First Trust Financial Services Portfolio, FDSF First Trust Life Sciences Portfolio, and FDSF First Trust Technology Portfolio.


(8)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(9)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(10)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation and Janus Aspen International Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.


(11)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Fund VCT Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

(12)Effective 5/1/01, Kemper Variable Series became Scudder Variable Series II and the Kemper Government Securities Portfolio was renamed the Scudder Government Securities Portfolio.

(13)"Other Expenses" have been restated to exclude reorganization costs.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no
Rider:

FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $12        $38        $ 66       $145
AIM V.I. Blue Chip Fund....................................    $23        $70        $120       $257
Alliance Growth Portfolio..................................    $19        $60        $103       $224
DGPF Select Growth Series..................................    $19        $57        $ 99       $214
Deutsche VIT EAFE Equity Index.............................    $15        $47        $ 81       $177
Deutsche VIT Equity 500 Index..............................    $12        $36        $ 62       $138
Deutsche VIT Small Cap Index...............................    $13        $41        $ 70       $155
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $18        $55        $ 95       $207
Fidelity VIP III Growth & Income Portfolio.................    $17        $53        $ 92       $199
Fidelity VIP III Mid Cap Portfolio.........................    $19        $57        $ 99       $214
FDSF First Trust Financial Services Portfolio..............    $22        $68        $117       $251
FDSF First Trust Life Sciences Portfolio...................    $22        $68        $117       $251
FDSF First Trust Technology Portfolio......................    $22        $68        $117       $251
FT VIP Mutual Shares Securities Fund.......................    $19        $59        $102       $221
FT VIP Templeton Developing Markets Securities Fund........    $27        $82        $140       $298
INVESCO VIF Dynamics Fund..................................    $20        $60        $104       $225
INVESCO VIF Equity Income Fund.............................    $19        $60        $103       $224
Janus Aspen Aggressive Growth Portfolio....................    $18        $55        $ 95       $207
Janus Aspen Capital Appreciation Portfolio.................    $18        $55        $ 95       $207
Janus Aspen International Growth Portfolio.................    $18        $56        $ 97       $211
Pioneer Fund VCT Portfolio.................................    $18        $56        $ 96       $208
Scudder Government Securities Portfolio....................    $15        $45        $ 78       $172


(2) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Enhanced Death Benefit Rider With Annual Step-Up:



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $12        $38        $ 66       $145
AIM V.I. Blue Chip Fund....................................    $23        $70        $120       $257
Alliance Growth Portfolio..................................    $19        $60        $103       $224
DGPF Select Growth Series..................................    $19        $57        $ 99       $214
Deutsche VIT EAFE Equity Index.............................    $15        $47        $ 81       $177
Deutsche VIT Equity 500 Index..............................    $12        $36        $ 62       $138
Deutsche VIT Small Cap Index...............................    $13        $41        $ 70       $155
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $18        $55        $ 95       $207
Fidelity VIP III Growth & Income Portfolio.................    $17        $53        $ 92       $199
Fidelity VIP III Mid Cap Portfolio.........................    $19        $57        $ 99       $214
FDSF First Trust Financial Services Portfolio..............    $22        $68        $117       $251
FDSF First Trust Life Sciences Portfolio...................    $22        $68        $117       $251
FDSF First Trust Technology Portfolio......................    $22        $68        $117       $251
FT VIP Mutual Shares Securities Fund.......................    $19        $59        $102       $221
FT VIP Templeton Developing Markets Securities Fund........    $27        $82        $140       $298
INVESCO VIF Dynamics Fund..................................    $20        $60        $104       $225
INVESCO VIF Equity Income Fund.............................    $19        $60        $103       $224
Janus Aspen Aggressive Growth Portfolio....................    $18        $55        $ 95       $207
Janus Aspen Capital Appreciation Portfolio.................    $18        $55        $ 95       $207
Janus Aspen International Growth Portfolio.................    $18        $56        $ 97       $211
Pioneer Fund VCT Portfolio.................................    $18        $56        $ 96       $208
Scudder Government Securities Portfolio....................    $15        $45        $ 78       $172

                          SUMMARY OF CONTRACT FEATURES

WHAT ARE SOME OF THE FEATURES OF THIS VARIABLE ANNUITY CONTRACT?

This variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 90 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Fixed Account;

    - Guarantee Period Accounts;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is available at issue for a separate monthly charge. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than one year after the Issue Date;

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.


You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you (the "Owner"), and us, First Allmerica Financial Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:


    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $10,000 minimum for your initial payment and a $50 minimum for any additional payments. A minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following Underlying Funds:

ALLMERICA INVESTMENT TRUST                                    FIRST DEFINED SECTOR FUND
AIT Money Market Fund                                         FDSF First Trust Financial Services Portfolio
AIM VARIABLE INSURANCE FUNDS                                  FDSF First Trust Life Sciences Portfolio
AIM V.I. Blue Chip Fund                                       FDSF First Trust Technology Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
FUND, INC. (CLASS B)*                                         TRUST (CLASS 2)*
Alliance Growth Portfolio                                     FT VIP Mutual Shares Securities Fund
DELAWARE GROUP PREMIUM FUND                                   FT VIP Templeton Developing Markets Securities Fund
(SERVICE CLASS)*                                              INVESCO VARIABLE INVESTMENT FUNDS, INC.
DGPF Select Growth Series                                     INVESCO VIF Dynamics Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS                           INVESCO VIF Equity Income Fund
Deutsche VIT EAFE Equity Index                                JANUS ASPEN SERIES (SERVICE SHARES)*
Deutsche VIT Equity 500 Index                                 Janus Aspen Aggressive Growth Portfolio
Deutsche VIT Small Cap Index                                  Janus Aspen Capital Appreciation Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS                          Janus Aspen International Growth Portfolio
FUND II (SERVICE CLASS 2)*                                    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)*
Fidelity VIP II Contrafund-Registered Trademark- Portfolio    Pioneer Fund VCT Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS                          SCUDDER VARIABLE SERIES II
FUND III (SERVICE CLASS 2)*                                   Scudder Government Securities Portfolio
Fidelity VIP III Growth & Income Portfolio
Fidelity VIP III Mid Cap Portfolio

*Class B, Service Class, Service Class 2, Class 2, Service Shares and Class II all refer to share classes that include 12b-1 fees.

Each Underlying Fund operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2.

CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period under certain circumstances; see the "Right to Examine" provision on the cover of your Contract.



If you cancel the Contract, you will receive the Contract's Accumulated Value plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity
(IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value plus any fees or charges previously deducted. See "C. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANY. First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America.................................
                                                                       Effective
October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion combined assets and over $34 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT. The Company maintains a separate investment account referred to as Separate Account VA-K (the "Variable Account"). The Variable Account was authorized by a vote of the Board of Directors of the Company on August 21, 1991. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Companies by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One investment portfolio of AIT is currently available under the Contract, issuing a series of shares: the AIT Money Market Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as the investment adviser of AIT. The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with AFIMS, a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the AIT funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Blue Chip Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management ("DeAM") is the investment advisor for Deutsche VIT EAFE Equity Index, the Deutsche VIT Equity 500 Index, and the Deutsche VIT Small Cap Index which are available under the Contract. DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives our clients a truly global network and product range. DeAM manages U.S. international, emerging markets, fixed income and is a known leader in index strategies.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR, is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It provides a number of mutual funds and other clients with investment research and portfolio management services.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio.

FIRST DEFINED SECTOR FUND. First Defined Sector Fund ("FDSF") is a non-diversified open-end management investment company registered with the SEC under the 1940 Act. It is organized as a Massachusetts business trust. First Trust Advisors L. P. ("First Trust") is the investment adviser to the FDSF First Defined Sector Fund. First Trust serves as subadvisor or advisor for over 40 mutual funds and is also the portfolio supervisor of unit investment trusts sponsored by Nike Securities L.P. The portfolios of FDSF invest primarily in the common stocks of companies that represent each portfolio's sector or industry.

BECAUSE THE PORTFOLIOS OF FDSF ARE NON-DIVERSIFIED, THEY MAY EXPOSE INVESTORS TO GREATER MARKET RISKS THAN DIVERSIFIED FUNDS. A NON-DIVERSIFIED FUND MAY INVEST A RELATIVELY HIGH PERCENTAGE OF ITS ASSETS IN A LIMITED NUMBER OF ISSUERS. THE PORTFOLIOS ARE ALSO EXPOSED TO ADDITIONAL MARKET RISK DUE TO THEIR POLICIES OF CONCENTRATING IN SECURITIES OF COMPANIES IN PARTICULAR INDUSTRIES. EACH PORTFOLIO MAY BE MORE SUSCEPTIBLE TO THE FINANCIAL CONDITIONS OF THE INDIVIDUAL ISSUERS IN WHICH IT INVESTS AND TO ANY SINGLE POLITICAL, REGULATORY OR ECONOMIC OCCURRENCE.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion in assets (as of December 31, 2000). The investment adviser to the FT VIP Templeton Developing Markets Securities Fund is Templeton Asset Management, Ltd. The investment adviser to the FT VIP Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Equity Income Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Three of its investment portfolios are available under the contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen International Growth Portfolio.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS", formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The Scudder Government Securities Portfolio (formerly the Kemper Government Securities Portfolio) is offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

ALLMERICA INVESTMENT TRUST:

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. BLUE CHIP FUND -- seeks to achieve as high a total return as possible, consistent with preservation of capital.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.

DELAWARE GROUP PREMIUM FUND:

DGPF SELECT GROWTH SERIES (SERVICE CLASS) -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:

DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index. The Fund may also use stock index futures and options.


DEUTSCHE VIT EQUITY 500 INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index. The Fund may also use stock index futures and options.



DEUTSCHE VIT SMALL CAP INDEX -- seeks to match as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also use stock index futures and options.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (SERVICE
CLASS 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:

FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS 2) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FIRST DEFINED SECTOR FUND:

FDSF FIRST TRUST FINANCIAL SERVICES PORTFOLIO -- seeks to provide above-average capital appreciation. The Portfolio invests primarily in common stocks issued by companies involved in the financial services industry, including among others, money center bans, major regional bans, financial and investment service providers and insurance companies. Because the Portfolio is a non-diversified fund, it may invest a relatively high percentage of its assets in a limited number of issuers.

THE PORTFOLIO'S RELATIVE LACK OF DIVERSITY AND CONCENTRATION IN A PARTICULAR INDUSTRY MAY SUBJECT INVESTORS TO GREATER MARKET RISK THAN OTHER FUNDS.

FDSF FIRST TRUST LIFE SCIENCES PORTFOLIO -- seeks to provide above-average capital appreciation. The Portfolio invests primarily in common stocks issued by companies involved in the healthcare industry, including, among others, medical supplies, drugs, biotech, managed care and services management. Because the Portfolio is a non-diversified fund, it may invest a relatively high percentage of its assets in a limited number of issuers.

THE PORTFOLIO'S RELATIVE LACK OF DIVERSITY AND CONCENTRATION IN A PARTICULAR INDUSTRY MAY SUBJECT INVESTORS TO GREATER MARKET RISK THAN OTHER FUNDS.

FDSF FIRST TRUST TECHNOLOGY PORTFOLIO -- seeks to provide above-average capital appreciation. The Portfolio invests primarily in common stocks issued by companies involved in the technology industry including, among others, companies that offer computers, computer networking, software, semiconductor equipment and semiconductors. Because the Portfolio is a non-diversified fund, it may invest a relatively high percentage of its assets in a limited number of issuers.

THE PORTFOLIO'S RELATIVE LACK OF DIVERSITY AND CONCENTRATION IN A PARTICULAR INDUSTRY MAY SUBJECT INVESTORS TO GREATER MARKET RISK THAN OTHER FUNDS.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2) -- seeks long-term capital appreciation. The Fund invests primarily in equity securities.


INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO VIF DYNAMICS FUND -- seeks to make an investment grow. The Fund invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities including preferred stocks and debt instruments that are convertible into common stocks, as well as in bonds -- including so-called "junk bonds."

INVESCO VIF EQUITY INCOME FUND -- seeks to provide high total return through both growth and current income. The Fund invests primarily in dividend-paying common and preferred stocks. The Fund may also invest in companies that have not paid regular dividends, debt securities, options and other investments whose values are based on the values of these securities.

JANUS ASPEN SERIES:

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER FUND VCT PORTFOLIO (CLASS II) -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

SCUDDER VARIABLE SERIES II:

SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

A.  PAYMENTS

The latest Issue Date is age 90 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently the initial payment must be at least $10,000.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of AIT.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company. You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "D. Transfer Privilege" below.


Subject to state law, you may change allocation instructions by written or telephone request. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.


B.  COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 0.50% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

C.  RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.


The Company will pay the Owner the Contract's Accumulated Value plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA and is returned within 10 days of receipt, the Company will provide a refund equal to your gross payment(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.



In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. Except for IRA contracts returned within 10 days which receive a refund as outlined above, the Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.



The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


D.  TRANSFER PRIVILEGE


Prior to the Annuity Date, the Owner may transfer amounts among investment options at any time upon written or, if permitted under the laws of the issuing jurisdiction, telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company, subject to state law, reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.


ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from either the Fixed Account or the Sub-Account investing in the AIT Money Market Fund (the "source accounts") to one or more available Sub-Accounts. You may elect these automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if it is being used as the source account, the AIT Money Market Fund;

    - if an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to the source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to the source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically notify the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

E.  SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. Each withdrawal must be a minimum of $100.


A Contract fee may apply when a Contract is surrendered. See CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:


    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.


Subject to state law, the Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account for a period not to exceed six months.


For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see ANNUITIZATION -- THE PAYOUT PHASE, "F. Withdrawals After the Annuity Date."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 15 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.


The minimum amount of each automatic withdrawal is $100. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS. (For qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only.) Prior to the Annuity Date, an Owner may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

F.  DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "G. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals. For each withdrawal under (b) the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal


OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect the optional Enhanced Death Benefit With Annual Step-Up Rider. A separate charge for this Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charge" under CHARGES AND DEDUCTIONS.

The Enhanced Death Benefit With Annual Step-Up Rider provides a death benefit guarantee if the death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or after the 90th birthday:


I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;


    (b) gross payments, prior to the date of death, proportionately reduced to reflect withdrawals ;


    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

G.  THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

H.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

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
                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "D. Variable Annuity Benefit Payments" below for details).

A.  ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the first Contract Anniversary; and

    - must occur on the first day of any month before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) one year after the Issue Date.


If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date, except under New York Contracts where the age of the older Owner will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.


If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

B.  CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. If no Market Value Adjustment was used to calculate the Annuity Value, the first ixed annuity benefit payment will be based on the greater of (a) the guaranteed annuity rates shown in the Contract or (b) the Company's non-guaranteed current annuity option rates applicable to this class of Owners. If a Market Value Adjustment was used to caculate the Annuity Value, the first fixed annuity benefit payment will be based on the greatest of (a), (b) and (c), where (a) and (b) are the same as above and (c) is the annuity option rates available under the immediate annuity contract being offered by the Company, if any, on the date Annuity Units are purchased. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. For more specific information about fixed annuity payout options, see the Contract.



VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the annuity option rates made available by the Company on the rate basis available at the time the Annuity Option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.


Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C.  DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

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
LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC
  NUMBEROF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid or any other period currently offered by the Company. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D.  VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (a) a discount factor equivalent to the AIR; and

    (b) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.


Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3% or 5%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "H. NORRIS Decision");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.


Notwithstanding the above, the annuity benefit payments at the time of annuitization under a New York Contract will not be less than those that would have been provided by the application of an Annuity Value equal to an amount required to purchase any single consideration immediate annuity contract offered by the Company at the same time to the same class of annuitants.


DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E.  TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

Automatic Account Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

F.  WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "C. TAXATION OF THE CONTRACT IN GENERAL -- WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.


After the Annuity Date and prior to the death of the Annuitant, an Owner who has annuitized under a life annuity payout option that in part provides for a guaranteed number of payments(a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option) may take present value withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.



The amount of each Present Value Withdrawal represents a portion of the present value of remaining guaranteed annuity benefit payments and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below.



WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT
  OPTIONS



The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed number of annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).


Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS


The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.



CALCULATION OF PROPORTIONATE REDUCTION. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.



    - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).


      Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
                 ---------------------------------------------------

                   Present value of all remaining variable annuity
                benefit payments immediately prior to the withdrawal

      Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

      Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.


CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments.



Carefully consider the following before making a withdrawal:



    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.



For examples of a Present Value Withdrawal, see APPENDIX C -- AN EXAMPLE OF A PRESENT VALUE WITHDRAWAL.


DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G.  REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the annuity payout phase will then be treated as transfers during the accumulation phase. (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the annuity payout phase will be treated as a withdrawal of the Surrender Value in the accumulation phase, as of the date of the payment or withdrawal. There may be adverse tax consequences resulting from these withdrawals. See "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

H.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 0.50% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase and may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE

A $30 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL RIDER CHARGE

Subject to state availability, the Company currently offers an Enhanced Death Benefit Rider that is available only if elected by the Owner at issue. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the Rider is equal to the Accumulated Value on the last day of each Contract month multiplied by 1/12th of the following annual percentage rate:


Enhanced Death Benefit With Annual Step-Up..................  0.15%


For a description of the Rider, see "Optional Enhanced Death Benefit Rider" under "F. Death Benefit," DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

E.  TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.


INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.


To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 15 days, but not more than 45 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period and of the Owner's right to transfer and/or withdraw amounts without any Market Value Adjustment during the 30-day period following the expiration date. The transfer/withdrawal is as of the date following the Guarantee Period Account's expiration date. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company, without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office by the expiration date of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under a New York Contract, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within 10 days of the renewal date.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative

Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;


               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the nearest number of whole years; and


               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.


        With respect to "j" above, if the Company is no longer quoting guaranteed interest rates, the Company will use a suitable rate or index allowed by the Department of Insurance.


Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan that is eligible for special income tax treatment under specific sections of the Code, including among others, Sections 408 and 408A, while a non-qualified contract is one that is not purchased in connection with one of the eligible retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. In addition to issuing the Contract as a non-qualified annuity, the Company currently issues the Contract as an Individual Retirement Annuity ("IRA") pursuant to Sections 408 or 408A of the Code. For more information on the tax provisions applicable to qualified contracts, see "E. Individual Retirement Annuities" below.

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.

For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's "total disability" (as defined in the Code); or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E.  INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in the Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "C. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Funds intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

The Company does not pay commissions to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. However, a representative of Allmerica Investments, Inc. or an independent broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, promotional incentives or payments may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and risk charges.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-423-5252.


                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% annually compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

SALES RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]TO THE POWER OFn/365 - 1

A payment of $50,000 is made on the Issue Date and no additional payments are made. The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.


    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.


NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OFn/365 - 1

                               =  [(1+.08)/(1+.10)]TO THE POWER OF2555/365 - 1

                               =  (.98182)TO THE POWER OF7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OFn/365 - 1

                               =  [(1+.08)/(1+.07)]TO THE POWER OF2555/365 - 1

                               =  (1.00935)TO THE POWER OF7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OFn/365 - 1

                               =  [(1+.08)/(1+.11)]TO THE POWER OF2555/365 - 1

                               =  (.97297)TO THE POWER OF7 - 1

                               =  -.17454

The market value adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OFn/365 - 1

                               =  [(1+.08)/(1+.05)]TO THE POWER OF2555/365 - 1

                               =  (1.02857)TO THE POWER OF7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                    AN EXAMPLE OF A PRESENT VALUE WITHDRAWAL



Assume in the example below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 8.65%).


PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)


       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27



The number of Annuity Units will increase after the end of the ten year period during the Company guaranteed to make payments.

                                   APPENDIX D
                            PERFORMANCE INFORMATION

This Contract was first offered to the public in 2001. In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (the Sub-Accounts under this Contract were not established until 2001; therefore there were no performance results to report for year end 2000) and (2) the periods that the Underlying Funds have been in existence (Tables 1 and 2). Performance results in Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither table includes the optional Rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Table 1 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 0.80%, the effect of the $35 annual Contract fee, and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND*(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/00           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund.......................      4/29/85                 5.69%             4.89%              4.37%
AIM V.I. Blue Chip Fund.....................     12/29/99                -8.79%              N/A              -8.75%
Alliance Growth Portfolio**.................      9/15/94               -18.06%            18.20%             20.62%
DGPF Select Growth Series**.................       5/3/99               -17.22%              N/A               5.08%
Deutsche VIT EAFE Equity Index..............      8/22/97                -9.85%              N/A              10.97%
Deutsche VIT Equity 500 Index...............      10/1/97                -4.51%              N/A               4.55%
Deutsche VIT Small Cap Index................      8/22/97               -22.98%              N/A               5.62%
Fidelity VIP II Contrafund Portfolio**......       1/3/95                -7.45%            16.94%             20.34%
Fidelity VIP III Growth & Income
 Portfolio**................................     12/31/96                -4.45%              N/A              14.18%
Fidelity VIP III Mid Cap Portfolio**........     12/28/98                32.46%              N/A              41.87%
FDSF First Trust Financial Services
 Portfolio..................................          N/A                  N/A               N/A                N/A
FDSF First Trust Life Sciences Portfolio....          N/A                  N/A               N/A                N/A
FDSF First Trust Technology Portfolio.......          N/A                  N/A               N/A                N/A
FT VIP Mutual Shares Securities Fund**......      11/8/96                12.50%              N/A              10.74%
FT VIP Templeton Developing Markets
 Securities Fund**..........................       3/4/96               -32.50%              N/A             -12.30%
INVESCO VIF Dynamics Fund...................      8/25/97                -4.19%              N/A              19.38%
INVESCO VIF Equity Income Fund..............      8/10/94                 4.17%            16.06%             17.00%
Janus Aspen Aggressive Growth Portfolio**...      9/13/93               -32.24%            19.10%             21.35%
Janus Aspen Capital Appreciation
 Portfolio**................................       5/1/97               -18.92%              N/A              30.12%
Janus Aspen International Growth
 Portfolio**................................       5/2/94               -16.70%            22.19%             19.52%
Pioneer Fund VCT Portfolio**................     10/31/97                 0.55%              N/A              14.30%
Scudder Government Securities Portfolio.....       9/3/87                10.19%             5.60%              6.51%

*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.

**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                     SINCE INCEPTION OF UNDERLYING FUND*(1)
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)

                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/00           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund.......................      4/29/85                 5.71%             4.90%              4.39%
AIM V.I. Blue Chip Fund.....................     12/29/99                -8.78%              N/A              -8.74%
Alliance Growth Portfolio**.................      9/15/94               -18.05%            18.22%             20.63%
DGPF Select Growth Series**.................       5/3/99               -17.20%              N/A               5.09%
Deutsche VIT EAFE Equity Index..............      8/22/97                -9.83%              N/A              10.98%
Deutsche VIT Equity 500 Index...............      10/1/97                -4.50%              N/A               4.57%
Deutsche VIT Small Cap Index................      8/25/97               -22.97%              N/A               5.64%
Fidelity VIP II Contrafund Portfolio**......       1/3/95                -7.44%            16.96%             20.35%
Fidelity VIP III Growth & Income
 Portfolio**................................     12/31/96                -4.44%              N/A              14.19%
Fidelity VIP III Mid Cap Portfolio**........     12/28/98                32.47%              N/A              41.88%
FDSF First Trust Financial Services
 Portfolio..................................          N/A                  N/A               N/A                N/A
FDSF First Trust Life Sciences Portfolio....          N/A                  N/A               N/A                N/A
FDSF First Trust Technology Portfolio.......          N/A                  N/A               N/A                N/A
FT VIP Mutual Shares Securities Fund**......      11/8/96                12.51%              N/A              10.76%
FT VIP Templeton Developing Markets
 Securities Fund**..........................       3/4/96               -32.48%              N/A             -12.28%
INVESCO VIF Dynamics Fund...................      8/25/97                -4.18%              N/A              19.40%
INVESCO VIF Equity Income Fund..............      8/10/94                 4.19%            16.07%             17.01%
Janus Aspen Aggressive Growth Portfolio**...      9/13/93               -32.23%            19.11%             21.37%
Janus Aspen Capital Appreciation
 Portfolio**................................       5/1/97               -18.90%              N/A              30.14%
Janus Aspen International Growth
 Portfolio**................................       5/2/94               -16.69%            22.20%             19.54%
Pioneer Fund VCT Portfolio**................     10/31/97                 0.56%              N/A              14.31%
Scudder Government Securities Portfolio.....       9/3/87                10.21%             5.62%              6.52%

*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.

**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE DIRECTEDADVISORYSOLUTIONS PROSPECTUS OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2001, REVISED MAY 31, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-2124.




                   DATED MAY 1, 2001, REVISED MAY 31, 2001











FAFLIC DirectedAdvisorySolutions

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
     AND THE COMPANY.........................................................3

SERVICES.....................................................................3

UNDERWRITERS.................................................................3

ACCUMULATION UNIT CALCULATIONS AND ANNUITY BENEFIT PAYMENTS..................4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..................5

PERFORMANCE INFORMATION......................................................6

FINANCIAL STATEMENTS.......................................................F-1


                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, the Company and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other state and jurisdictions in which it is licensed to operate.

Currently, 22 Sub-Accounts of the Variable Account are available under the DirectedAdvisorySolutions contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), First Defined Sector Fund ("FDSF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contracts Trust ("Pioneer VCT"), and Scudder Variable Series II ("SVS").

AIT, AVIF, Alliance, Deutsche VIT, DGPF, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, Pioneer VCT, and SVS are open-end, diversified management investment companies. One fund of AIT is available under the
Contract: the AIT Money Market Fund. One fund of AVIF is available under the
Contract: the AIM V.I. Blue Chip Fund. One portfolio of Alliance is available under the Contract: the Alliance Growth Portfolio. Three Deutsche VIT funds are available under the Contract: the Deutsche VIT EAFE Equity Index, Deutsche VIT Equity 500 Index and Deutsche VIT Small Cap Index. One series of DGPF is available under the Contract: the DGPF Select Growth Series. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the

Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio. Three FDSF portfolios are available under the Contract: FDSF First Trust Financial Services Portfolio, FSDF First Trust Life Sciences Portfolio and FDSF First Trust Technology Portfolio. Two FT Fund portfolios are available under the Contract: the First Trust 10 Uncommon Values Portfolio and the NASDAQ Target 15 Portfolio. Two FT VIP funds are available under the
Contract: the FT VIP Mutual Shares Securities Fund and the FT VIP Templeton Developing Markets Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Equity Income Fund. Three Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio and Janus Aspen International Growth Portfolio. One Pioneer VCT portfolio is available under the Contract: the Pioneer Fund VCT Portfolio. One SVS portfolio is available under the Contract: the Scudder Government Securities Portfolio. Each Fund available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund, and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-K of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of the Company, and presently is indirectly wholly owned by the Company.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance not to exceed 1.0% may be paid for administrative and support services with respect to the distribution of the Contract.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's general account, which may include investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $3,517,208, $3,451,291, $3,009,075.63.

No commissions will be paid for sales of Contract A3030-99. However, a representative of Allmerica Investments or an independent broker-dealer may assess an advisory fee as compensation for his or her services.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described herein) for the years 1998, 1999, and 2000.

         ACCUMULATION UNIT CALCULATIONS AND ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period.............$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period.................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses........$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3)
     divided by (2).....................................................0.000335

(5)  Annual Charge (one-day equivalent of 0.65% per annum)..............0.000018

(6)  Net Investment Rate (4) - (5)......................................0.000317

(7)  Net Investment Factor 1.000000 + (6)...............................1.000317

(8)  Accumulation Unit Value -- Current Period (1) x (7)..............$ 1.135360

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134600.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was 1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by
 .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105121, which produces a current monthly payment of $295.71.

       ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)      =   ERV

         Where:   P    =   a hypothetical initial payment to the Variable
                           Account of $1,000

                  T    =   average annual total return

                  n    =   number of years

               ERV     =   the ending redeemable value of the $1,000 payment
                           at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 0.65% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2000:

         Yield                       N/A
         Effective Yield             N/A

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.


                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for the Sub-Accounts of Separate Account VA-K that are available under the Contract.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 1, 2001

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999      1998
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $  2.2  $  954.5  $1,969.5
     Universal life and investment product
       policy fees..............................   421.1     359.3     296.6
     Net investment income......................   367.8     503.1     593.9
     Net realized investment (losses) gains.....   (62.4)    100.3      60.9
     Other income...............................   104.7     107.3     100.0
                                                  ------  --------  --------
         Total revenues.........................   833.4   2,024.5   3,020.9
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   326.4   1,056.3   1,803.0
     Policy acquisition expenses................    81.8     240.9     449.6
     Sales practice litigation..................    --       --         31.0
     Restructuring costs........................    11.0     --          9.0
     Other operating expenses...................   271.5     346.3     419.7
                                                  ------  --------  --------
         Total benefits, losses and expenses....   690.7   1,643.5   2,712.3
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................   142.7     381.0     308.6
                                                  ------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (33.8)     88.7      74.6
     Deferred...................................    50.1       4.3     (15.4)
                                                  ------  --------  --------
         Total federal income tax expense.......    16.3      93.0      59.2
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................   126.4     288.0     249.4
     Minority interest..........................    --       (39.9)    (55.0)
                                                  ------  --------  --------
 Income from continuing operations..............   126.4     248.1     194.4
 Losses from operations of discontinued business
  (less applicable income taxes (benefit) of
  $(10.1) and $(7.0) for the years ended
  December 31, 1999 and 1998 respectively)          --       (17.2)    (13.5)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)           --       (30.5)    --
                                                  ------  --------  --------
 Net income.....................................  $126.4  $  200.4  $  180.9
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $4,366.3 and $3,721.6)............................  $ 4,338.2  $ 3,660.7
     Equity securities at fair value (cost of $44.1 and
       $27.9)............................................       57.1       51.4
     Mortgage loans......................................      472.7      521.2
     Policy loans........................................      189.6      170.5
     Real estate and other long-term investments.........      190.5      177.0
                                                           ---------  ---------
         Total investments...............................    5,248.1    4,580.8
                                                           ---------  ---------
   Cash and cash equivalents.............................      123.0      279.3
   Accrued investment income.............................       81.1       73.3
   Deferred policy acquisition costs.....................    1,413.3    1,219.5
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      466.6      480.3
   Deferred federal income taxes.........................     --           18.1
   Premiums, accounts and notes receivable...............       26.9       81.0
   Other assets..........................................      251.8      199.6
   Closed Block assets...................................      768.0      772.3
   Separate account assets...............................   17,437.4   17,629.6
                                                           ---------  ---------
         Total assets....................................  $25,816.2  $25,333.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,907.2  $ 2,825.0
     Outstanding claims, losses and loss adjustment
       expenses..........................................      151.6      218.8
     Unearned premiums...................................        5.5        6.6
     Contractholder deposit funds and other policy
       liabilities.......................................    2,061.2    2,025.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,125.5    5,075.9
                                                           ---------  ---------
   Expenses and taxes payable............................      423.5      512.0
   Reinsurance premiums payable..........................       11.5       17.9
   Deferred federal income taxes.........................       28.1     --
   Trust instruments supported by funding obligations....      621.5       50.6
   Closed Block liabilities..............................      829.7      842.1
   Separate account liabilities..........................   17,437.4   17,628.9
                                                           ---------  ---------
         Total liabilities...............................   24,477.2   24,127.4
                                                           ---------  ---------
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      569.0
   Accumulated other comprehensive (loss) income.........       (8.7)     (14.9)
   Retained earnings.....................................      773.7      647.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,339.0    1,206.4
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,816.2  $25,333.8
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2000      1999       1998
 -------------                                    --------  ---------  --------
 COMMON STOCK...................................  $    5.0  $     5.0  $    5.0
                                                  --------  ---------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0      444.0     453.7
     Capital contribution from parent...........     --         125.0     --
     Loss on change of interest-Allmerica P&C...     --        --          (9.7)
                                                  --------  ---------  --------
     Balance at end of period...................     569.0      569.0     444.0
                                                  --------  ---------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     (14.9)     169.2     209.3
     Appreciation (depreciation) during the
       period:
       Net appreciation (depreciation) on
         available-for-sale securities..........       9.6     (298.2)    (82.4)
       (Provision) benefit for deferred federal
         income taxes...........................      (3.4)     105.0      28.9
       Minority interest........................     --          31.8      13.4
     Distribution of subsidiaries (Note 3)......     --         (22.7)    --
                                                  --------  ---------  --------
                                                       6.2     (184.1)    (40.1)
                                                  --------  ---------  --------
     Balance at end of period...................      (8.7)     (14.9)    169.2
                                                  --------  ---------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............     647.3    1,698.3   1,567.4
     Net income.................................     126.4      200.4     180.9
     Dividend to shareholder....................     --        --         (50.0)
     Distribution of subsidiaries (Note 3)......     --      (1,251.4)    --
                                                  --------  ---------  --------
     Balance at end of period...................     773.7      647.3   1,698.3
                                                  --------  ---------  --------
         Total shareholder's equity.............  $1,339.0  $ 1,206.4  $2,316.5
                                                  ========  =========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999     1998
 -------------                                 ------  -------  ------
 Net income..................................  $126.4  $ 200.4  $180.9
                                               ------  -------  ------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........     9.6   (298.2)  (82.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (3.4)   105.0    28.9
     Minority interest.......................    --       31.8    13.4
     Distribution of subsidiaries (Note 3)...    --      (22.7)   --
                                               ------  -------  ------
       Other comprehensive income (loss).....     6.2   (184.1)  (40.1)
                                               ------  -------  ------
 Comprehensive income........................  $132.6  $  16.3  $140.8
                                               ======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2000       1999       1998
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   126.4  $   200.4  $   180.9
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................     --           39.9       55.0
         Net realized losses (gains).........       67.8     (100.9)     (62.7)
         Net amortization and depreciation...       18.2       31.5       20.7
         Deferred federal income taxes.......       50.1       20.7      (15.4)
         Sales practice litigation expense...     --         --           31.0
         Loss from exiting reinsurance
           pools.............................     --         --           25.3
         Payment related to exiting
           reinsurance pools.................     --         --          (30.3)
         Loss from disposal of group life and
           health business...................     --           30.5     --
         Change in deferred acquisition
           costs.............................     (213.0)    (181.6)    (185.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................       47.7      (41.8)      56.7
         Change in accrued investment
           income............................       (7.8)       8.3        0.8
         Change in policy liabilities and
           accruals, net.....................      (20.9)     (15.6)     168.1
         Change in reinsurance receivable....       13.7      (46.3)    (115.4)
         Change in expenses and taxes
           payable...........................      (96.3)      79.4       (3.3)
         Separate account activity, net......        0.7        5.5      (48.5)
         Other, net..........................        5.0       18.5      (63.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               operating activities..........       (8.4)      48.5       13.3
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    1,694.9    2,801.0    1,715.2
         Proceeds from disposals of equity
           securities........................        4.1      422.9      285.3
         Proceeds from disposals of other
           investments.......................       28.9       30.3      120.8
         Proceeds from mortgages matured or
           collected.........................      119.2      131.2      171.2
         Purchase of available-for-sale fixed
           maturities........................   (2,417.9)  (2,227.3)  (2,374.5)
         Purchase of equity securities.......      (16.2)     (78.9)    (119.9)
         Purchase of other investments.......     (128.0)    (140.6)    (274.4)
         Capital expenditures................      (13.2)     (29.2)     (22.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         --         (195.9)
         Purchase of company owned life
           insurance.........................      (64.9)    --         --
         Distribution of subsidiaries........     --         (202.2)    --
         Other investing activities, net.....     --         --           26.7
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........     (793.1)     707.2     (667.8)
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......      990.3    1,514.6    1,419.2
         Withdrawals from contractholder
           deposit funds.....................     (936.7)  (2,037.5)    (625.0)
         Change in trust instruments
           supported by funding
           obligations.......................      570.9       50.6     --
         Change in short-term debt...........     --         (180.9)     188.3
         Change in long-term debt............     --         --           (2.6)
         Dividend paid to shareholder........     --         --          (50.0)
         Contribution from parent............     --           36.0     --
         Subsidiary treasury stock purchased,
           at cost...........................     --         (350.0)      (1.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               financing activities..........      624.5     (967.2)     928.9
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (177.0)    (211.5)     274.4
 Net change in cash held in the Closed
  Block......................................       20.7      (13.2)      15.7
 Cash and cash equivalents, beginning of
  period.....................................      279.3      504.0      213.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   123.0  $   279.3  $   504.0
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     1.9  $     3.1  $     7.3
     Income taxes (refunded) paid............  $   (12.3) $    24.0  $   135.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in
Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 2000 and 1999 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000, there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with trust obligations backed by funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

investment gains and losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2 1/2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the AICPA issued Statement of Position 97-3, ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS ("SoP
No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement became effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 did not have a material effect on the results of operations or financial position of the Company.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTION'S ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver and received consideration of approximately $22 million, based on renewal rights for existing policies. Additional consideration may be received in 2001, based on premium in force as of March 2001. However, the Company retained policy liabilities estimated at $153.0 million at December 31, 2000 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2000 and 1999, the discontinued segment had assets of approximately $487.1 million and $531.5 million, respectively, consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $449.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

million and $482.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $199.7 million, $361.5 million and $398.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................   140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income tax benefit of $10.4 million and $7.0
 million for the years ended December 31, 1999 and 1998
 respectively)..............................................   (17.2)  (13.5)
(Loss) on disposal of group life and health business,
 including provision of $72.2 million for operating losses
 during phase-out period for the year ended December 31,
 1999 (less applicable income tax benefit of $16.4
 million)...................................................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported as part of the discontinued operations of the Company.

In 1999 and 1998 Allmerica P&C redeemed 8,662.7 and 3,289.5 respectively, of its issued and outstanding common stock owned by AFC for $350.0 million and $125.0 million respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999 and for 1998 were 14.5% and 4.3% respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.3       --           10.7
Foreign governments.....................      43.2        1.5         0.6        44.1
Corporate fixed maturities..............   3,818.9       93.5       138.0     3,774.4
Mortgage-backed securities..............     459.5       14.7         2.1       472.1
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,366.3     $112.6      $140.7    $4,338.2
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $21.2 million and $18.3 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  235.1   $  233.7
Due after one year through five years.......................   2,100.9    2,073.4
Due after five years through ten years......................   1,237.9    1,231.7
Due after ten years.........................................     792.4      799.4
                                                              --------   --------
Total.......................................................  $4,366.3   $4,338.2
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
2000
Net appreciation (depreciation), beginning of year..........   $ (30.4)      $  15.5     $ (14.9)
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      48.9          (3.2)       45.7
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (36.1)       --           (36.1)
(Provision) benefit for deferred federal income taxes.......      (4.5)          1.1        (3.4)
                                                               -------       -------     -------
                                                                   8.3          (2.1)        6.2
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (22.1)      $  13.4     $  (8.7)
                                                               =======       =======     =======

1999
Net appreciation (depreciation), beginning of year..........   $  79.0       $  90.2     $ 169.2
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................    (254.4)       (122.3)     (376.7)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      78.5        --            78.5
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      72.1          64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)        (17.1)      (22.7)
                                                               -------       -------     -------
                                                                (109.4)        (74.7)     (184.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (30.4)      $  15.5     $ (14.9)
                                                               =======       =======     =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
1998
Net appreciation (depreciation), beginning of year..........   $ 122.6       $  86.7     $ 209.3
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (99.3)          4.4       (94.9)
Appreciation (depreciation ) due to Allmerica P&C purchase
 of minority interest of Citizens...........................      10.7          10.7        21.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       6.3        --             6.3
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      38.7         (11.6)       27.1
                                                               -------       -------     -------
                                                                 (43.6)          3.5       (40.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $  79.0       $  90.2     $ 169.2
                                                               =======       =======     =======

(1) Includes net appreciation (depreciation) on other investments of $1.5 million, $(1.1) million, and $0.8 million, in 2000, 1999, and 1998, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $472.7 million and $533.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $4.4 million and $5.8 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $269.5  $301.5
  Industrial / warehouse....................................    82.2    83.6
  Retail....................................................    81.9    92.2
  Residential...............................................    32.5    50.3
  Other.....................................................    11.0    11.8
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $138.7  $133.6
  South Atlantic............................................   128.3   132.2
  East North Central........................................    60.4    62.5
  New England...............................................    53.7    90.8
  West South Central........................................    41.4    40.7
  Middle Atlantic...........................................    35.7    50.3
  Other.....................................................    18.9    29.3
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $47.4 million; 2002 -- $43.0 million; 2003 -- $39.2 million; 2004 --
$74.9 million; 2005 -- $27.4 million; and $240.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2000   1999   1998
-------------                                                 -----  -----  -----
Balance at beginning of year................................  $ 5.8  $11.5  $20.7
Provisions..................................................   (1.3)  (2.4)  (6.8)
Write-offs..................................................   (0.1)  (3.3)  (2.4)
                                                              -----  -----  -----
Balance at end of year......................................  $ 4.4  $ 5.8  $11.5
                                                              =====  =====  =====

Provisions on mortgages during 2000, 1999 and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $18.0 million, with related reserves of $0.4 million and $0.8 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $12.1 million, $21.0 million and $26.1 million, with related interest income while such loans were impaired, of $1.4 million, $2.1 million and $3.2 million as of December 31, 2000, 1999 and 1998, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $87.5 million and $37.1 million, at December 31, 2000 and 1999, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts and fixed maturities purchases. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $3.6 million and $0.9 million in 2000 and 1999, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There were $0.3 million and $0.1 million of gains realized on ineffective hedges in 2000 and 1998, respectively. There were no gains or losses in 1999.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Contracts outstanding, beginning of year....................  $    37.1  $    92.7  $  --
New contracts...............................................    1,539.1      947.0    1,117.5
Contracts terminated........................................   (1,488.7)  (1,002.6)  (1,024.8)
                                                              ---------  ---------  ---------
Contracts outstanding, end of year..........................  $    87.5  $    37.1  $    92.7
                                                              =========  =========  =========

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed maturities. Additionally, the Company enters into compound foreign currency/ interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust obligations backed by funding agreements. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was a net receivable of $5.7 million and a net payable of $0.2 million, respectively.

The fair values of the foreign currency swap contracts and compound foreign currency/interest rate swap contracts outstanding were $(35.9) million and $(4.7) million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts hedging fixed maturities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in the foreign currency portion of the fair value of

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts hedging trust obligations backed by funding agreements are reported as other operating income, consistent with the underlying hedged liability. Changes in the interest rate portion of the fair value of contracts hedging trust obligations backed by funding agreements are reported as unrealized gains and losses, consistent with the hedged item. The net decrease in other operating income related to the change in the foreign currency portion of the fair value of these contracts was $8.9 million in 2000 and $2.6 million in 1999. The change in unrealized gains and losses related to the change in both the interest rate portion of the fair value of the contracts hedging trust obligations backed by funding agreements, as well as the change in the fair value of the contracts hedging foreign fixed maturities, was $(22.2) million and $(3.4) million in 2000 and 1999, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency and compound swap contracts is reflected in the net investment income related to the underlying assets. This amount was $(10.0) million in 2000 and was not material in 1999 and 1998. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency and compound swap contracts in 2000 or 1999.

A reconciliation of the notional amount of foreign currency and compound swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Contracts outstanding, beginning of year....................  $ 71.5  $ 42.6  $42.6
New contracts...............................................   544.4    52.9   --
Contracts expired...........................................    (8.3)  (24.0)  --
                                                              ------  ------  -----
Contracts outstanding, end of year..........................  $607.6  $ 71.5  $42.6
                                                              ======  ======  =====

Expected maturities of such foreign currency and compound swap contracts outstanding at December 31, 2000 are $143.9 million in 2001, $91.4 million in 2003, $347.7 million in 2005 and $24.6 million thereafter. There are no expected maturities of such foreign currency and compound swap contracts in 2002 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999 were net payables of $12.0 million and $4.2 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase (decrease) in net investment income related to interest rate swap contracts was $4.4 million, $(7.0) million and $(2.8) million for the years ended December 31, 2000, 1999 and 1998,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

respectively. The fair value of interest rate swap contracts outstanding was $(22.8) million and $33.1 million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 2000 or 1999.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999      1998
-------------                                                 --------  --------  --------
Contracts outstanding, beginning of year....................  $1,025.9  $1,112.6  $  244.1
New contracts...............................................     630.0     905.4     873.5
Contracts terminated........................................    (236.0)   (888.5)    --
Contracts expired...........................................     --        (80.0)     (5.0)
Distribution of subsidiaries (Note 3).......................     --        (23.6)    --
                                                              --------  --------  --------
Contracts outstanding, end of year..........................  $1,419.9  $1,025.9  $1,112.6
                                                              ========  ========  ========

Expected maturities of such interest rate swap contracts outstanding at December 31, 2000 are $43.1 million in 2001, $233.5 million in 2002, $391.0 million in 2003, $307.3 million in 2004, $425.0 million in 2005 and $20.0 million thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with companies rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million at December 31, 2000 and 1999. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.7) million, $(0.2) million and $1.0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  ------
Contracts outstanding, beginning of year....................  $ 190.0  $ 255.0  $ 15.0
New contracts...............................................    --        50.0   266.3
Contracts expired...........................................    --      (115.0)  (26.3)
Contracts terminated........................................   (150.0)   --       --
                                                              -------  -------  ------
Contracts outstanding, end of year..........................  $  40.0  $ 190.0  $255.0
                                                              =======  =======  ======

At December 31, 2000, all other swap contracts are expected to mature in 2001.

H.  OTHER

At December 31, 2000 and 1999, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $304.3  $415.7  $509.6
Mortgage loans..............................................    40.8    45.5    57.6
Equity securities...........................................     1.1     1.7     7.2
Policy loans................................................    14.3    12.7    11.9
Other long-term investments.................................    11.3    14.4     7.0
Short-term investments......................................     7.5    26.6    15.6
                                                              ------  ------  ------
Gross investment income.....................................   379.3   516.6   608.9
Less investment expenses....................................   (11.5)  (13.5)  (15.0)
                                                              ------  ------  ------
Net investment income.......................................  $367.8  $503.1  $593.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $2.9 million and $1.0 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $1.6 million and $1.4 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $18.8 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million, $2.5 million and $3.3 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million, $1.8 million and $3.3 million in 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

There were no mortgage loans which were non-income producing for the years ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.8 million and $0.3 million which were non-income producing for the years ended December 31, 2000 and 1999, respectively.

Included in other long-term investments is income from limited partnerships of $7.8 million and $6.6 million in 2000 and 1999, respectively, and losses of $6.3 million in 1998.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(71.7) $(52.0) $(11.6)
Mortgage loans..............................................     1.3     2.5     8.8
Equity securities...........................................     2.0   141.3    63.7
Other long-term investments.................................     6.0     8.5    --
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(62.4) $100.3  $ 60.9
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................    $1,044.6     $ 4.0  $(47.3)
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,480.5     $ 9.2  $ 27.1
Equity securities...........................................       421.2     149.0     7.6

1998
Fixed maturities............................................    $  979.2     $17.9  $ 11.3
Equity securities...........................................       258.7      72.8     9.0

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999     1998
-------------                                                 ------  -------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) in 2000 of $(21.5) million, including
 $22.7 million resulting from the distribution of
 subsidiaries in 1999, net of tax (benefit) and minority
 interest of $(103.3) million and $(26.8) million in 1999
 and 1998 respectively).....................................  $(40.2) $(121.9) $ (6.8)
Less: reclassification adjustment for (losses) gains
 included in net income (net of tax (benefit) in 2000 of
 $(24.9) million in 2000 and net of tax (benefit) and
 minority interest of $33.5 million and $21.5 million in
 1999 and 1998 respectively)................................   (46.4)   (62.2)   33.3
                                                              ------  -------  ------
Other comprehensive income (loss) income....................  $  6.2  $(184.1) $(40.1)
                                                              ======  =======  ======

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $(47.1) million and $31.1 million at December 31, 2000 and 1999, respectively. In addition, the Company held futures contracts with a carrying value of $(3.6) million and $(0.9) million at December 31, 2000 and 1999, respectively. The fair value of these contracts was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. Fair values of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  123.0  $  123.0  $  279.3  $  279.3
  Fixed maturities..........................................   4,338.2   4,338.2   3,660.7   3,660.7
  Equity securities.........................................      57.1      57.1      51.4      51.4
  Mortgage loans............................................     472.7     490.1     521.2     521.9
  Policy loans..............................................     189.6     189.6     170.5     170.5
  Company owned life insurance..............................      65.6      65.6     --        --
                                                              --------  --------  --------  --------
                                                              $5,246.2  $5,263.6  $4,683.1  $4,683.8
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,636.5  $1,663.3  $1,316.0  $1,341.4
  Supplemental contracts without life contingencies.........      40.7      40.7      48.8      48.8
  Dividend accumulations....................................      88.5      88.5      88.1      88.1
  Other individual contract deposit funds...................      45.0      44.9      48.4      48.2
  Other group contract deposit funds........................     323.1     319.0     602.9     583.5
  Individual fixed annuity contracts........................   1,026.1     991.7   1,092.5   1,057.1
  Trust instruments supported by funding obligations........     621.5     620.5      50.6      49.6
                                                              --------  --------  --------  --------
                                                              $3,781.4  $3,768.6  $3,247.3  $3,216.7
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 2000, 1999 and 1998 is a net pre-tax contribution from the Closed Block of $6.3 million, $13.8 million and $10.4 million, respectively. Summarized financial information of the Closed Block as of December 31, 2000 and 1999 and for the periods ended December 31, 2000, 1999 and 1998 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2000    1999
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $400.3
    and $387.4 respectively)...............................................  $397.5  $372.9
  Mortgage loans...........................................................   144.9   136.3
  Policy loans.............................................................   191.7   201.1
  Cash and cash equivalents................................................     1.9    22.6
  Accrued investment income................................................    14.6    14.0
  Deferred policy acquisition costs........................................    11.0    13.1
  Other assets.............................................................     6.4    12.3
                                                                             ------  ------
Total assets...............................................................  $768.0  $772.3
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $828.9  $835.2
  Other liabilities........................................................     0.8     6.9
                                                                             ------  ------
Total liabilities..........................................................  $829.7  $842.1
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2000    1999    1998
-------------                                                                -----  ------  ------
Revenues
  Premiums and other income................................................  $49.9  $ 52.1  $ 55.4
  Net investment income....................................................   53.6    53.8    53.3
  Realized investment (losses) gains.......................................   (5.4)   (0.6)    0.1
                                                                             -----  ------  ------
Total revenues.............................................................   98.1   105.3   108.8
                                                                             -----  ------  ------
Benefits and expenses
  Policy benefits..........................................................   89.5    88.9    95.0
  Policy acquisition expenses..............................................    2.1     2.5     2.7
  Other operating expenses.................................................    0.2     0.1     0.7
                                                                             -----  ------  ------
Total benefits and expenses................................................   91.8    91.5    98.4
                                                                             -----  ------  ------
Contribution from the Closed Block.........................................  $ 6.3  $ 13.8  $ 10.4
                                                                             =====  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $   6.3  $  13.8  $  10.4
  Change in:
    Deferred policy acquisition costs, net..................      2.1      2.5      2.6
    Policy liabilities and accruals.........................    (12.0)   (13.1)   (13.5)
    Accrued investment income...............................     (0.6)     0.1    --
    Other assets............................................      5.9     (8.3)     2.4
    Expenses and taxes payable..............................    (10.1)    (2.9)    (2.9)
    Other, net..............................................      5.3      0.8      0.3
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (3.1)    (7.1)    (0.7)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    133.3    139.0     83.6
    Purchases of investments................................   (160.3)  (128.5)  (106.5)
    Other, net..............................................      9.4      9.8      7.9
                                                              -------  -------  -------
  Net cash (used in) provided by investing activities.......    (17.6)    20.3    (15.0)
                                                              -------  -------  -------
Net (decrease) increase in cash and cash equivalents........    (20.7)    13.2    (15.7)
Cash and cash equivalents, beginning of year................     22.6      9.4     25.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   1.9  $  22.6  $   9.4
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $(33.8) $88.7   $ 74.6
  Deferred..................................................    50.1    4.3    (15.4)
                                                              ------  -----   ------
Total.......................................................  $ 16.3  $93.0   $ 59.2
                                                              ======  =====   ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000     1999    1998
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $ 49.9   $133.4  $108.0
  Tax-exempt interest.......................................    --       (24.2)  (38.9)
  Dividend received deduction...............................     (6.9)    --      (5.1)
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    (13.3)    --      --
  Changes in tax reserve estimates..........................     (4.0)    (8.7)    2.3
  Tax credits...............................................    (10.3)    (8.5)   (8.5)
  Other, net................................................      0.9      1.0     1.4
                                                               ------   ------  ------
Federal income tax expense..................................   $ 16.3   $ 93.0  $ 59.2
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT and low income housing credit carryforwards...........  $ (20.2)   $ (10.8)
  Loss reserve discounting..................................   (264.8)    (283.5)
  Deferred acquisition costs................................    416.6      355.7
  Employee benefit plans....................................    (51.6)     (52.0)
  Investments, net..........................................    (28.9)      (8.7)
  Litigation reserve........................................     (8.1)      (6.0)
  Discontinued operations...................................    (11.9)     (11.7)
  Other, net................................................     (3.0)      (1.1)
                                                              -------    -------
Deferred tax liability (asset), net.........................  $  28.1    $ (18.1)
                                                              =======    =======

Gross deferred income tax assets totaled $441.8 million and $515.8 millions at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $469.9 million and $497.7 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2000, there are available alternative minimum tax credit carryforwards and low income housing credit carryforwards of $2.8 million and $17.4 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2000, 1999 and 1998 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 18.5     $ 19.3     $ 19.0
Interest cost...............................................     28.6       26.5       25.5
Expected return on plan assets..............................    (43.1)     (38.9)     (34.9)
Recognized net actuarial gain...............................    (11.2)      (0.4)      (0.8)
Amortization of transition asset............................     (2.2)      (2.3)      (2.2)
Amortization of prior service cost..........................     (3.1)      (3.3)      (2.9)
                                                               ------     ------     ------
  Net periodic pension (benefit) cost.......................   $(12.5)    $  0.9     $  3.7
                                                               ======     ======     ======

The Company, allocated approximately $(2.7) million and $1.7 million of the net periodic pension (benefit) cost to its affiliated companies in 2000 and 1999, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table summarizes the status of the plan. At December 31, 2000, the projected benefit obligations exceeded the plans' assets while at December 31,1999 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........   $392.7     $414.2
  Service cost -- benefits earned during the year...........     18.5       19.3
  Interest cost.............................................     28.6       26.5
  Actuarial losses (gains)..................................     37.7      (44.4)
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Projected benefit obligation at end of year.............    450.9      392.7
                                                               ------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    470.6      441.6
  Actual return on plan assets..............................     (2.5)      51.9
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Fair value of plan assets at end of year................    441.5      470.6
                                                               ------     ------
  Funded status of the plan.................................     (9.4)      77.9
  Unrecognized transition obligation........................    (19.4)     (21.6)
  Unamortized prior service cost............................     (8.9)     (12.0)
  Unrecognized net actuarial gains..........................     (6.4)    (101.6)
                                                               ------     ------
    Net pension liability...................................   $(44.1)    $(57.3)
                                                               ======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $7.5 million and $8.9 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 7.25% and 7.75% in 2000 and 1999, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2000 and 9.0% in 1999. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2000 and 1999, with a market value of $57.7 million and $44.3 million at December 31, 2000 and 1999, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2000, 1999, and 1998, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $6.1 million, $5.9 million and $5.6 million in 2000, 1999 and 1998, respectively. The Company allocated approximately $2.9 million and $1.4 million of the 401(k) expense to its affiliated companies in 2000 and 1999 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2000, 1999 and 1998 was $3.2 million, $3.1 million and $3.0 million, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 66.8     $ 84.0
Service cost................................................      1.9        2.9
Interest cost...............................................      4.9        4.6
Actuarial losses (gains)....................................      5.6      (21.2)
Benefits paid...............................................     (3.7)      (3.5)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     75.5       66.8
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (75.5)     (66.8)
Unamortized prior service cost..............................     (7.6)      (9.8)
Unrecognized net actuarial gains............................     (7.7)     (13.8)
                                                               ------     ------
  Accumulated postretirement benefit costs..................   $(90.8)    $(90.4)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost................................................   $  1.9     $  2.9     $  3.1
Interest cost...............................................      4.9        4.6        5.1
Recognized net actuarial (gain)loss.........................     (0.5)       0.1        0.1
Amortization of prior service cost..........................     (2.2)      (2.3)      (2.4)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.1     $  5.3     $  5.9
                                                               ======     ======     ======

The Company allocated approximately $1.2 million and $1.1 million of the net periodic postretirement cost to its affiliated companies in 2000 and 1999 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.9 million and $4.6 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2000, health care costs were assumed to increase 8.5% in 2001, declining thereafter until the ultimate rate of 5.5% is reached in 2007 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $4.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.5 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $4.2 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.4 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.75% at December 31, 2000 and 1999, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

12.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner (" the Commissioner ") , to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. During 2000 and 1999, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

13.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $1,075.2   $2,220.8
  Asset Accumulation
    Allmerica Financial Services............................    855.2       797.0      721.2
    Allmerica Asset Management..............................    137.8       144.5      121.7
                                                               ------    --------   --------
        Subtotal............................................    993.0       941.5      842.9
                                                               ------    --------   --------
  Corporate.................................................    --            0.4        2.3
  Intersegment revenues.....................................    --           (0.8)      (7.6)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    993.0     2,016.3    3,058.4
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................    (97.2)      (92.1)     (98.4)
      Net realized gains....................................    (62.4)      100.3       60.9
                                                               ------    --------   --------
  Total revenues............................................   $833.4    $2,024.5   $3,020.9
                                                               ======    ========   ========

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2000       1999       1998
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $   85.1   $  149.7
  Asset Accumulation
    Allmerica Financial Services..............................      224.4       207.1      169.0
    Allmerica Asset Management................................       17.3        21.3       23.7
                                                                   ------    --------   --------
        Subtotal..............................................      241.7       228.4      192.7
                                                                   ------    --------   --------
  Corporate...................................................      (30.5)      (38.6)     (45.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     211.2       274.9      297.2
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (57.5)      106.1       52.2
    Sales practice litigation expense.........................      --          --         (31.0)
    Restructuring costs.......................................      (11.0)      --          (9.0)
    Other items...............................................      --          --          (0.8)
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $142.7    $  381.0   $  308.6
                                                                   ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31
(IN MILLIONS)                                     2000        1999          2000           1999
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   462.6   $   542.0    $     3.3      $     6.0
Asset Accumulation
  Allmerica Financial Services................   23,132.3    23,410.7      1,409.8        1,213.1
  Allmerica Asset Management..................    2,221.3     1,381.1          0.2            0.4
                                                ---------   ---------    ---------      ---------
      Total...................................  $25,816.2   $25,333.8    $ 1,413.3      $ 1,219.5
                                                =========   =========    =========      =========

14.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.7 million, $22.2 million and $34.9 million in 2000, 1999, and 1998, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2000, future minimum rental payments under non-cancelable operating leases were approximately $34.6 million, payable as follows: 2001 -- $16.2 million; 2002 -- $8.5 million; 2003 -- $6.0 million; 2004 -- $2.9 million, and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2001.

15.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 and 1998 were $20.4 million and $21.4 million and $38.1 million and $32.3million respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 and 1998 of $1.8 million and $30.6 million, $3.7 million and $18.0 million , respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 41.8    $   53.5   $   51.4
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (40.3)      (50.0)     (47.8)
                                                               ------    --------   --------
Net premiums................................................   $  2.2    $    4.2   $    4.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $1,089.0   $1,970.4
  Assumed...................................................    --           27.3       58.8
  Ceded.....................................................    --         (135.4)     (74.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  980.9   $1,955.1
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $1,047.3   $1,966.8
  Assumed...................................................    --           30.3       64.5
  Ceded.....................................................    --         (127.3)     (66.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  950.3   $1,965.2
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $361.5    $  391.9   $  359.5
  Assumed...................................................      0.3         0.1        0.3
  Ceded.....................................................    (35.4)      (39.2)     (49.5)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $326.4    $  352.8   $  310.3
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  805.6   $1,588.2
  Assumed...................................................                 25.9       62.7
  Ceded.....................................................               (128.0)    (158.2)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  703.5   $1,492.7
                                                               ======    ========   ========

16.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,219.5   $1,161.2   $  965.5
Acquisition expenses deferred...............................     297.5      419.2      638.2
Amortized to expense during the year........................     (81.8)    (240.9)    (449.6)
Adjustment for discontinued operations......................      (2.7)       3.4       (0.2)
Adjustment to equity during the year........................     (19.2)      39.3        7.3
Adjustment due to distribution of subsidiaries..............     --        (162.7)     --
                                                              --------   --------   --------
Balance at end of year......................................  $1,413.3   $1,219.5   $1,161.2
                                                              ========   ========   ========

17.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $520.7 million and $601.3 million at December 31, 2000 and 1999, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $18.6 million in 2000 and increased by $51.2 million in 1999. The decrease in 2000 primarily resulted from the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business. The 1999 increase resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The table below provides a reconciliation of the beginning and ending reserves for unpaid losses and LAE relating to the Company's property and casualty business prior to the AFC corporate reorganization.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999        1998
-------------                                                 ---------   --------
Reserve for losses and LAE, beginning of the year...........  $ 2,597.3   $2,615.4
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........      795.6    1,609.0
  Decrease in provision for insured events of prior years...      (96.1)    (127.2)
                                                              ---------   --------
Total incurred losses and LAE...............................      699.5    1,481.8
                                                              ---------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1      871.9
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2      643.0
                                                              ---------   --------
Total payments                                                    766.3    1,514.9
                                                              ---------   --------
Change in reinsurance recoverable on unpaid losses..........       44.3       15.0
Distribution of subsidiaries................................   (2,574.8)     --
                                                              ---------   --------
Reserve for losses and LAE, end of year.....................  $  --       $2,597.3
                                                              =========   ========

As part of an ongoing process, the reserves were re-estimated for all prior accident years and were decreased by $96.1 million and $127.2 million in 1999 and 1998 respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million and $58.9 million for the years ended December 31, 1999 and 1998 respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million and $68.3 million prior to the AFC corporate reorganization in 1999 and for the year ended December 31, 1998. The increase in favorable development 1998 was primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflected the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities was relatively small and therefore its reserves were relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million, net of reinsurance of $14.2 million in 1998. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these outstanding claims were not significant, their existence gives rise to uncertainty and were discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims were adequate. In addition, the Company is not aware of any litigation or pending

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

18.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2000 and 1999. The Company's interest in Allmerica P&C was represented by ownership of 70.0% of the outstanding shares of common stock at December 31, 1998. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the year ended December 31, 1998.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries, including FAFLIC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

20.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $322.6    $  180.7
  Life and Health Companies.................................    (43.6)     239.0        86.4

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $1,269.3
  Life and Health Companies.................................    528.5      590.1     1,164.1

                   REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of the Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                                 SELECT
                                                                                               INVESTMENT
                                                                                   CORE          GRADE
                                                                                 EQUITY(a)      INCOME(a)     MONEY MARKET
                                                                                -----------    ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$30,941,047     $ 7,229,914    $15,381,406
Investments in shares of AIM Variable Insurance Funds ..........................          -               -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -               -              -
Investments in shares of Delaware Group Premium Fund ...........................          -               -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -              -
Investments in shares of Janus Aspen Series ....................................          -               -              -
Investments in shares of Kemper Variable Series ................................          -               -              -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -             40
                                                                                -----------     -----------    -----------
    Total  assets .............................................................. 30,941,047       7,229,914     15,381,446

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................      2,793             223              -
                                                                                -----------     -----------    -----------
    Net assets .................................................................$30,938,254     $ 7,229,691    $15,381,446
                                                                                ===========     ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$30,938,254     $ 7,229,691    $15,381,446
                                                                                ===========     ===========    ===========

Units outstanding, December 31, 2000 ........................................... 11,653,924       5,053,378     11,842,412
Net asset value per unit, December 31, 2000 ....................................$  2.654750     $  1.430665    $  1.298844

                                                                                                                 SELECT
                                                                                                 GOVERNMENT    AGGRESSIVE
                                                                                EQUITY INDEX        BOND         GROWTH
                                                                                ------------    -----------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $37,045,841    $ 4,513,660    $26,910,419
Investments in shares of AIM Variable Insurance Funds ..........................           -              -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -              -              -
Investments in shares of Delaware Group Premium Fund ...........................           -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -              -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -              -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -              -              -
Investments in shares of Janus Aspen Series ....................................           -              -              -
Investments in shares of Kemper Variable Series ................................           -              -              -
Investments in shares of Pioneer Variable Contracts Trust ......................           -              -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -              -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -              -
                                                                                 -----------    -----------    -----------
    Total  assets ..............................................................  37,045,841      4,513,660     26,910,419

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................       2,473            223             90
                                                                                 -----------    -----------    -----------
    Net assets ................................................................. $37,043,368    $ 4,513,437    $26,910,329
                                                                                 ===========    ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $37,043,368    $ 4,513,437    $26,910,329
                                                                                 ===========    ===========    ===========

Units outstanding, December 31, 2000 ...........................................  12,587,818      3,311,511     13,313,173
Net asset value per unit, December 31, 2000 .................................... $  2.942795    $  1.362954    $  2.021331

                                                                                                 SELECT
                                                                                   SELECT        GROWTH
                                                                                   GROWTH       AND INCOME
                                                                                 -----------    -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $35,533,595    $23,161,481
Investments in shares of AIM Variable Insurance Funds ..........................           -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -              -
Investments in shares of Delaware Group Premium Fund ...........................           -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -              -
Investments in shares of Janus Aspen Series ....................................           -              -
Investments in shares of Kemper Variable Series ................................           -              -
Investments in shares of Pioneer Variable Contracts Trust ......................           -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -
                                                                                 -----------    -----------
    Total  assets ..............................................................  35,533,595     23,161,481

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          95          2,560
                                                                                 -----------    -----------
    Net assets ................................................................. $35,533,500    $23,158,921
                                                                                 ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $35,533,500    $23,158,921
                                                                                 ===========    ===========

Units outstanding, December 31, 2000 ...........................................  12,442,486     10,295,022
Net asset value per unit, December 31, 2000 .................................... $  2.855820    $  2.249526


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                    SELECT         SELECT        SELECT
                                                                                    VALUE     INTERNATIONAL      CAPITAL
                                                                                 OPPORTUNITY      EQUITY      APPRECIATION
                                                                                 -----------  -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $17,043,565   $21,956,057     $17,132,947
Investments in shares of AIM Variable Insurance Funds ..........................           -             -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -             -               -
Investments in shares of Delaware Group Premium Fund ...........................           -             -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -             -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -             -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -             -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -             -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -             -               -
Investments in shares of Janus Aspen Series ....................................           -             -               -
Investments in shares of Kemper Variable Series ................................           -             -               -
Investments in shares of Pioneer Variable Contracts Trust ......................           -             -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -             -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -             -               -
                                                                                 -----------   -----------     -----------
    Total  assets ..............................................................  17,043,565    21,956,057      17,132,947

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................         203             -               -
                                                                                 -----------   -----------     -----------
    Net assets ................................................................. $17,043,362   $21,956,057     $17,132,947
                                                                                 ===========   ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $17,043,362   $21,956,057     $17,132,947
                                                                                 ===========   ===========     ===========

Units outstanding, December 31, 2000 ...........................................   7,744,821    11,746,634       7,027,659
Net asset value per unit, December 31, 2000 .................................... $  2.200614   $  1.869136     $  2.437931

                                                                                  SELECT          SELECT        AIM V.I.
                                                                                 EMERGING        STRATEGIC     AGGRESSIVE
                                                                                  MARKETS         GROWTH         GROWTH
                                                                                -----------     -----------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$   389,733     $   243,841    $         -
Investments in shares of AIM Variable Insurance Funds ..........................          -               -      2,270,333
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -               -              -
Investments in shares of Delaware Group Premium Fund ...........................          -               -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -              -
Investments in shares of Janus Aspen Series ....................................          -               -              -
Investments in shares of Kemper Variable Series ................................          -               -              -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -              -
                                                                                -----------     -----------    -----------
    Total  assets ..............................................................    389,733         243,841      2,270,333

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -              -
                                                                                -----------     -----------    -----------
    Net assets .................................................................$   389,733     $   243,841    $ 2,270,333
                                                                                ===========     ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$   389,733     $   243,841    $ 2,270,333
                                                                                ===========     ===========    ===========

Units outstanding, December 31, 2000 ...........................................    524,303         351,781      2,495,034
Net asset value per unit, December 31, 2000 ....................................$  0.743336     $  0.693161    $  0.909941

                                                                                                      ALLIANCE
                                                                                                       GROWTH
                                                                                        AIM          AND INCOME
                                                                                     V.I. VALUE        CLASS B
                                                                                     -----------    ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ...........................      $         -    $          -
Investments in shares of AIM Variable Insurance Funds .........................        2,657,812               -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -       2,104,879
Investments in shares of Delaware Group Premium Fund ..........................                -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........                -               -
Investments in shares of Janus Aspen Series ...................................                -               -
Investments in shares of Kemper Variable Series ...............................                -               -
Investments in shares of Pioneer Variable Contracts Trust .....................                -               -
Investment in shares of T. Rowe Price International Series, Inc. ..............                -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ...........................................................                -               -
                                                                                     -----------     -----------
    Total  assets .............................................................        2,657,812       2,104,879

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ...........................................................                -               -
                                                                                     -----------     -----------
    Net assets ................................................................      $ 2,657,812     $ 2,104,879
                                                                                     ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ..................................................      $ 2,657,812     $ 2,104,879
                                                                                     ===========     ===========

Units outstanding, December 31, 2000 ..........................................        3,008,477       1,999,194
Net asset value per unit, December 31, 2000 ...................................      $  0.883441     $  1.052864


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                 ALLIANCE          DGPF
                                                                                  PREMIER         GROWTH            DGPF
                                                                                  GROWTH      OPPORTUNITIES    INTERNATIONAL
                                                                                  CLASS B     SERVICE CLASS        EQUITY
                                                                                -----------   -------------    -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$         -   $           -     $          -
Investments in shares of AIM Variable Insurance Funds ..........................          -               -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........  2,759,392               -                -
Investments in shares of Delaware Group Premium Fund ...........................          -         970,631         7,146,767
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -               -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -               -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -                -
Investments in shares of Janus Aspen Series ....................................          -               -                -
Investments in shares of Kemper Variable Series ................................          -               -                -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -                -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -                -
                                                                                -----------   -------------      -----------
    Total  assets ..............................................................  2,759,392         970,631        7,146,767

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -              105
                                                                                -----------    ------------      -----------
    Net assets .................................................................$ 2,759,392    $    970,631      $ 7,146,662
                                                                                ===========    ============      ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$ 2,759,392    $    970,631      $ 7,146,662
                                                                                ===========    ============      ===========

Units outstanding, December 31, 2000 ...........................................  3,418,740       1,125,998        4,193,139
Net asset value per unit, December 31, 2000 ....................................$  0.807137    $   0.862018      $  1.704370

                                                                                FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                                                HIGH INCOME    EQUITY-INCOME      GROWTH
                                                                                ------------   -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $         -   $         -    $         -
Investments in shares of AIM Variable Insurance Funds ..........................           -             -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -             -              -
Investments in shares of Delaware Group Premium Fund ...........................           -             -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......  14,000,912    40,457,690     59,974,388
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -             -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -             -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -             -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -             -              -
Investments in shares of Janus Aspen Series ....................................           -             -              -
Investments in shares of Kemper Variable Series ................................           -             -              -
Investments in shares of Pioneer Variable Contracts Trust ......................           -             -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -             -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -             -             874
                                                                                 -----------   -----------     -----------
    Total  assets ..............................................................  14,000,912    40,457,690      59,975,262

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................         189           695               -
                                                                                 -----------   -----------     -----------
    Net assets ................................................................. $14,000,723   $40,456,995     $59,975,262
                                                                                 ===========   ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $14,000,723   $40,456,995     $59,975,262
                                                                                 ===========   ===========     ===========

Units outstanding, December 31, 2000 ...........................................  11,812,734    16,147,132      18,613,955
Net asset value per unit, December 31, 2000 .................................... $  1.185223   $  2.505522     $  3.222059

                                                                                  FIDELITY     FIDELITY VIP
                                                                                    VIP          II ASSET
                                                                                  OVERSEAS        MANAGER
                                                                                 ----------    ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $        -      $        -
Investments in shares of AIM Variable Insurance Funds ..........................          -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -               -
Investments in shares of Delaware Group Premium Fund ...........................          -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......  9,851,094               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -       8,490,200
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -
Investments in shares of Janus Aspen Series ....................................          -               -
Investments in shares of Kemper Variable Series ................................          -               -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -
                                                                                -----------    ------------
    Total  assets ..............................................................  9,851,094       8,490,200

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -             82
                                                                                -----------    -----------
    Net assets .................................................................$ 9,851,094    $ 8,490,118
                                                                                ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$ 9,851,094    $ 8,490,118
                                                                                ===========    ===========

Units outstanding, December 31, 2000 ...........................................  6,094,635      4,729,412
Net asset value per unit, December 31, 2000 ....................................$  1.616355    $  1.795174


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                  FIDELITY        FRANKLIN
                                                                                   VIP III         NATURAL        FRANKLIN
                                                                                   GROWTH         RESOURCES       SMALL CAP
                                                                                OPPORTUNITIES      CLASS 2         CLASS 2
                                                                                -------------    -----------     ----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................  $         -      $       -      $        -
Investments in shares of AIM Variable Insurance Funds ..........................            -              -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........            -              -               -
Investments in shares of Delaware Group Premium Fund ...........................            -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......            -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....            -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....      295,831              -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..            -        555,916       1,454,351
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........            -              -               -
Investments in shares of Janus Aspen Series ....................................            -              -               -
Investments in shares of Kemper Variable Series ................................            -              -               -
Investments in shares of Pioneer Variable Contracts Trust ......................            -              -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............            -              -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................            -              -               -
                                                                                  -----------    -----------     -----------
    Total  assets ..............................................................      295,831        555,916       1,454,351

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................            -              -               -
                                                                                  -----------    -----------     -----------
    Net assets .................................................................  $   295,831    $   555,916     $ 1,454,351
                                                                                  ===========    ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................  $   295,831    $   555,916     $ 1,454,351
                                                                                  ===========    ===========     ===========

Units outstanding, December 31, 2000 ...........................................      334,511        466,244       1,703,380
Net asset value per unit, December 31, 2000 ....................................  $  0.884368    $  1.192327     $  0.853803

                                                                                                 JANUS ASPEN
                                                                                   INVESCO        GROWTH AND     JANUS ASPEN
                                                                                    VIF            INCOME          GROWTH
                                                                                   HEALTH          SERVICE         SERVICE
                                                                                  SCIENCES          SHARES         SHARES
                                                                                 ----------      -----------     -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $        -       $        -      $        -
Investments in shares of AIM Variable Insurance Funds ..........................          -                -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -                -               -
Investments in shares of Delaware Group Premium Fund ...........................          -                -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -                -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........  2,695,342                -               -
Investments in shares of Janus Aspen Series ....................................          -        2,842,100       2,557,305
Investments in shares of Kemper Variable Series ................................          -                -               -
Investments in shares of Pioneer Variable Contracts Trust ......................          -                -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -                -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -                -               -
                                                                                 ----------      -----------     -----------
    Total  assets ..............................................................  2,695,342        2,842,100       2,557,305

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -                -               -
                                                                                -----------      -----------     -----------
    Net assets .................................................................$ 2,695,342      $ 2,842,100     $ 2,557,305
                                                                                ===========      ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$ 2,695,342      $ 2,842,100     $ 2,557,305
                                                                                ===========      ===========     ===========

Units outstanding, December 31, 2000 ...........................................  2,420,899        3,157,226       2,990,615
Net asset value per unit, December 31, 2000 ....................................$  1.113364      $  0.900189     $  0.855110

                                                                                                   KVS
                                                                                    KEMPER        DREMAN
                                                                                  TECHNOLOGY     FINANCIAL
                                                                                    GROWTH       SERVICES
                                                                                 -----------    -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................  $        -     $        -
Investments in shares of AIM Variable Insurance Funds ..........................           -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -              -
Investments in shares of Delaware Group Premium Fund ...........................           -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -              -
Investments in shares of Janus Aspen Series ....................................           -              -
Investments in shares of Kemper Variable Series ................................   1,908,380      1,826,889
Investments in shares of Pioneer Variable Contracts Trust ......................           -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -
                                                                                 -----------    -----------
    Total  assets ..............................................................   1,908,380      1,826,889

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -
                                                                                 -----------    -----------
    Net assets ................................................................. $ 1,908,380    $ 1,826,889
                                                                                 ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $ 1,908,380    $ 1,826,889
                                                                                 ===========    ===========

Units outstanding, December 31, 2000 ...........................................   2,629,158      1,501,850
Net asset value per unit, December 31, 2000 .................................... $  0.725852    $  1.216426


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                  PIONEER         PIONEER
                                                                                  EMERGING       REAL ESTATE    T. ROWE PRICE
                                                                                   MARKETS          GROWTH      INTERNATIONAL
                                                                                VCT, CLASS II   VCT, CLASS II       STOCK
                                                                                -------------   -------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust .........................    $          -    $          -    $          -
Investments in shares of AIM Variable Insurance Funds .......................               -               -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. .......               -               -               -
Investments in shares of Delaware Group Premium Fund
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ....               -               -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ..               -               -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) .               -               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust               -               -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .......               -               -               -
Investments in shares of Janus Aspen Series .................................               -               -               -
Investments in shares of Kemper Variable Series .............................               -               -               -
Investments in shares of Pioneer Variable Contracts Trust ...................         601,590         254,680               -
Investment in shares of T. Rowe Price International Series, Inc. ............               -               -       9,979,986
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .........................................................               -               -               -
                                                                                -------------      ----------      ----------
    Total  assets ...........................................................         601,590         254,680       9,979,986

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .........................................................               -               -               -
                                                                                -------------      ----------      ----------
    Net assets ..............................................................   $     601,590      $  254,680      $9,979,986
                                                                                =============      ==========      ==========

Net asset distribution by category:
  Variable annuity contracts ................................................   $     601,590      $  254,680      $9,979,986
                                                                                =============      ==========      ==========

Units outstanding, December 31, 2000 ........................................         793,173         252,887       6,720,421
Net asset value per unit, December 31, 2000 .................................   $    0.758460      $ 1.007089      $ 1.485024


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                             SELECT
                                                                            CORE           INVESTMENT
                                                                          EQUITY(a)      GRADE INCOME(a)     MONEY MARKET
                                                                         -----------     ---------------     ------------
INVESTMENT INCOME:
  Dividends .........................................................     $  180,660      $    474,468       $   855,106
                                                                          ----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        421,565            92,187           173,147
  Administrative expense fees .......................................         68,627            15,008            28,187
                                                                         -----------       -----------       -----------
    Total expenses ..................................................        490,192           107,195           201,334
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................       (309,532)          367,273           653,772
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............      3,420,827                 -                 -
  Net realized gain (loss) from sales of investments ................        248,439           (46,832)                -
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................      3,669,266           (46,832)                -
  Net unrealized gain (loss) ........................................     (7,100,937)          294,736                 -
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................     (3,431,671)          247,904                 -
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $(3,741,203)      $   615,177       $   653,772
                                                                         ===========       ===========       ===========

                                                                                                               SELECT
                                                                                           GOVERNMENT        AGGRESSIVE
                                                                        EQUITY INDEX          BOND             GROWTH
                                                                        ------------       -----------       -----------
INVESTMENT INCOME:
  Dividends .........................................................    $   361,481       $   260,513       $         -
                                                                         -----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        499,667            58,548           411,764
  Administrative expense fees .......................................         81,341             9,532            67,031
                                                                         -----------       -----------       -----------
    Total expenses ..................................................        581,008            68,080           478,795
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................       (219,527)          192,433          (478,795)
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............      4,078,764                 -         6,348,453
  Net realized gain (loss) from sales of investments ................        721,153           (47,263)          220,799
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................      4,799,917           (47,263)        6,569,252
  Net unrealized gain (loss) ........................................     (8,798,320)          224,989       (15,549,953)
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................     (3,998,403)          177,726        (8,980,701)
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $(4,217,930)      $   370,159       $(9,459,496)
                                                                         ===========       ===========       ===========










                                                                                             SELECT
                                                                           SELECT            GROWTH
                                                                           GROWTH          AND INCOME
                                                                           -------         ----------
INVESTMENT INCOME:
  Dividends .........................................................     $        -        $  177,172
                                                                         -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        518,207           305,928
  Administrative expense fees .......................................         84,359            49,802
                                                                         -----------       -----------
    Total expenses ..................................................        602,566           355,730
                                                                         -----------       -----------
    Net investment income (loss) ....................................       (602,566)         (178,558)
                                                                         -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............      5,049,544         4,180,686
  Net realized gain (loss) from sales of investments ................        630,649           (11,967)
                                                                         -----------       -----------
    Net realized gain (loss) ........................................      5,680,193         4,168,719
  Net unrealized gain (loss) ........................................    (13,408,316)       (7,090,556)
                                                                         -----------       -----------
    Net realized and unrealized  gain (loss) ........................     (7,728,123)       (2,921,837)
                                                                         -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $(8,330,689)      $(3,100,395)
                                                                         ===========       ===========


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                            SELECT           SELECT            SELECT
                                                                            VALUE         INTERNATIONAL        CAPITAL
                                                                         OPPORTUNITY         EQUITY         APPRECIATION
                                                                         ------------     -------------     ------------
INVESTMENT INCOME:
  Dividends .........................................................    $    52,001       $   111,349       $         -
                                                                         -----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        187,517           288,386           217,642
  Administrative expense fees .......................................         30,526            46,947            35,431
                                                                         -----------       -----------       -----------
    Total expenses ..................................................        218,043           335,333           253,073
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................       (166,042)         (223,984)         (253,073)
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............        135,898           760,453           573,762
  Net realized gain (loss) from sales of investments ................        153,814           499,424           502,180
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................        289,712         1,259,877         1,075,942
  Net unrealized gain (loss) ........................................      3,707,862        (3,573,966)           72,235
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................      3,997,574        (2,314,089)        1,148,177
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $ 3,831,532       $(2,538,073)      $   895,104
                                                                         ===========       ===========       ===========

                                                                           SELECT             SELECT          AIM V.I.
                                                                          EMERGING          STRATEGIC        AGGRESSIVE
                                                                          MARKETS*           GROWTH*          GROWTH*
                                                                         ------------      ----------        ----------
INVESTMENT INCOME:
  Dividends .........................................................    $         -       $         -       $         -
                                                                         -----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................          1,367               641             6,203
  Administrative expense fees .......................................            223               105             1,010
                                                                         -----------       -----------       -----------
    Total expenses ..................................................          1,590               746             7,213
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................         (1,590)             (746)           (7,213)
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............         10,092             8,817                 -
  Net realized gain (loss) from sales of investments ................         (4,329)          (20,587)           (3,921)
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................          5,763           (11,770)           (3,921)
  Net unrealized gain (loss) ........................................        (85,296)          (63,478)         (287,445)
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................        (79,533)          (75,248)         (291,366)
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $   (81,123)      $   (75,994)      $  (298,579)
                                                                         ===========       ===========       ===========










                                                                                             ALLIANCE
                                                                                              GROWTH
                                                                            AIM             AND INCOME
                                                                         V.I. VALUE*         CLASS B*
                                                                         -----------       -----------
INVESTMENT INCOME:
  Dividends .........................................................    $     3,092       $         -
                                                                         -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................          7,031             5,933
  Administrative expense fees .......................................          1,144               965
                                                                         -----------       -----------
    Total expenses ..................................................          8,175             6,898
                                                                         -----------       -----------
    Net investment income (loss) ....................................         (5,083)           (6,898)
                                                                         -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............        107,728                 -
  Net realized gain (loss) from sales of investments ................           (518)              110
                                                                         -----------       -----------
    Net realized gain (loss) ........................................        107,210               110
  Net unrealized gain (loss) ........................................       (295,745)           51,537
                                                                         -----------       -----------
    Net realized and unrealized  gain (loss) ........................       (188,535)           51,647
                                                                         -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $  (193,618)      $    44,749
                                                                         ===========       ===========

(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           ALLIANCE          DGPF
                                                                           PREMIER          GROWTH               DGPF
                                                                            GROWTH        OPPORTUNITIES      INTERNATIONAL
                                                                           CLASS B*       SERVICE CLASS*        EQUITY
                                                                         -----------      --------------     -------------
INVESTMENT INCOME:
  Dividends .........................................................    $         -       $         -       $     172,235
                                                                         -----------       -----------       -------------

EXPENSES:
  Mortality and expense risk fees ...................................          9,050             2,900              93,370
  Administrative expense fees .......................................          1,473               472              15,200
                                                                         -----------       -----------       -------------
    Total expenses ..................................................         10,523             3,372             108,570
                                                                         -----------       -----------       -------------
    Net investment income (loss) ....................................        (10,523)           (3,372)             63,665
                                                                         -----------       -----------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............              -                 -             141,190
  Net realized gain (loss) from sales of investments ................         (4,139)             (191)            399,868
                                                                         -----------       -----------       -------------
    Net realized gain (loss) ........................................         (4,139)             (191)            541,058
  Net unrealized gain (loss) ........................................       (446,837)         (216,107)           (682,136)
                                                                         -----------       -----------       -------------
    Net realized and unrealized  gain (loss) ........................       (450,976)         (216,298)           (141,078)
                                                                         -----------       -----------       -------------
    Net increase (decrease) in net assets from operations ...........    $  (461,499)      $  (219,670)      $     (77,413)
                                                                         ===========       ===========       =============

                                                                         FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                                                          HIGH INCOME      EQUITY-INCOME         GROWTH
                                                                         ------------      -------------      ------------
INVESTMENT INCOME:
  Dividends .........................................................    $ 1,495,052       $     700,898       $    67,538
                                                                         -----------       -------------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        241,161             505,001           847,064
  Administrative expense fees .......................................         39,259              82,209           137,894
                                                                         -----------       -------------       -----------
    Total expenses ..................................................        280,420             587,210           984,958
                                                                         -----------       -------------       -----------
    Net investment income (loss) ....................................      1,214,632             113,688          (917,420)
                                                                         -----------       -------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............              -           2,640,593         6,720,019
  Net realized gain (loss) from sales of investments ................     (2,320,525)            710,867         1,287,503
                                                                         -----------       -------------       -----------
    Net realized gain (loss) ........................................     (2,320,525)          3,351,460         8,007,522
  Net unrealized gain (loss) ........................................     (3,580,297)           (780,292)      (15,774,603)
                                                                         -----------       -------------       -----------
    Net realized and unrealized  gain (loss) ........................     (5,900,822)          2,571,168        (7,767,081)
                                                                         -----------       -------------       -----------
    Net increase (decrease) in net assets from operations ...........    $(4,686,190)      $   2,684,856       $(8,684,501)
                                                                          ===========      =============       ===========










                                                                         FIDELITY VIP     FIDELITY VIP II
                                                                           OVERSEAS        ASSET MANAGER
                                                                         ------------     ---------------
INVESTMENT INCOME:
  Dividends .........................................................    $    140,293     $       279,098
                                                                         ------------     ---------------

EXPENSES:
  Mortality and expense risk fees ...................................         132,823             112,101
  Administrative expense fees .......................................          21,622              18,249
                                                                         ------------     ---------------
    Total expenses ..................................................         154,445             130,350
                                                                         ------------     ---------------
    Net investment income (loss) ....................................         (14,152)            148,748
                                                                         ------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............         883,464             657,535
  Net realized gain (loss) from sales of investments ................          75,167              27,922
                                                                         ------------     ---------------
    Net realized gain (loss) ........................................         958,631             685,457
  Net unrealized gain (loss) ........................................      (3,323,274)         (1,303,233)
                                                                         ------------     ---------------
    Net realized and unrealized  gain (loss) ........................      (2,364,643)           (617,776)
                                                                         ------------     ---------------
    Net increase (decrease) in net assets from operations ...........    $ (2,378,795)    $      (469,028)
                                                                         ============     ===============


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                             FRANKLIN
                                                                        FIDELITY VIP III     NATURAL         FRANKLIN
                                                                             GROWTH         RESOURCES       SMALL CAP
                                                                         OPPORTUNITIES*      CLASS 2*         CLASS 2*
                                                                        ----------------   -----------     -----------
INVESTMENT INCOME:
  Dividends .........................................................    $             -   $         -     $         -
                                                                        ----------------   -----------     -----------

EXPENSES:
  Mortality and expense risk fees ...................................                895           995           4,673
  Administrative expense fees .......................................                146           162             760
                                                                         ---------------   -----------     -----------
    Total expenses ..................................................              1,041         1,157           5,433
                                                                         ---------------   -----------     -----------
    Net investment income (loss) ....................................             (1,041)       (1,157)         (5,433)
                                                                         ---------------   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............                  -             -               -
  Net realized gain (loss) from sales of investments ................             (1,792)          322          (4,932)
                                                                         ---------------    ----------     -----------
    Net realized gain (loss) ........................................             (1,792)          322          (4,932)
  Net unrealized gain (loss) ........................................            (27,638)       60,504        (246,845)
                                                                         ---------------   -----------     -----------
    Net realized and unrealized  gain (loss) ........................            (29,430)       60,826        (251,777)
                                                                         ---------------   -----------     -----------
    Net increase (decrease) in net assets from operations ...........    $       (30,471)  $    59,669     $  (257,210)
                                                                         ===============   ===========     ===========

                                                                            INVESCO       JANUS ASPEN
                                                                              VIF          GROWTH AND        JANUS ASPEN
                                                                            HEALTH           INCOME             GROWTH
                                                                           SCIENCES*     SERVICE SHARES*    SERVICE SHARES*
                                                                          -----------     ---------------    ---------------
INVESTMENT INCOME:
  Dividends .........................................................     $       232       $    4,911        $        -
                                                                          -----------      -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................           6,314            8,853             8,071
  Administrative expense fees .......................................           1,028            1,441             1,314
                                                                          -----------      -----------       -----------
    Total expenses ..................................................           7,342           10,294             9,385
                                                                          -----------      -----------       -----------
    Net investment income (loss) ....................................          (7,110)          (5,383)           (9,385)
                                                                          -----------      -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............           2,009                -                 -
  Net realized gain (loss) from sales of investments ................          (2,251)         (16,181)           (2,266)
                                                                          -----------      -----------       -----------
    Net realized gain (loss) ........................................            (242)         (16,181)           (2,266)
  Net unrealized gain (loss) ........................................          53,919         (257,525)         (429,280)
                                                                          -----------      -----------       -----------
    Net realized and unrealized  gain (loss) ........................          53,677         (273,706)         (431,546)
                                                                          -----------      -----------       -----------
    Net increase (decrease) in net assets from operations ...........     $    46,567       $ (279,089)       $ (440,931)
                                                                          ===========      ===========       ===========






                                                                                               KVS
                                                                             KEMPER           DREMAN
                                                                           TECHNOLOGY        FINANCIAL
                                                                             GROWTH*         SERVICES*
                                                                          -----------       -----------
INVESTMENT INCOME:
  Dividends .........................................................     $         -       $         -
                                                                          -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................           5,871             4,148
  Administrative expense fees .......................................             956               676
                                                                          -----------       -----------
    Total expenses ..................................................           6,827             4,824
                                                                          -----------       -----------
    Net investment income (loss) ....................................          (6,827)           (4,824)
                                                                          -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............               -                  -
  Net realized gain (loss) from sales of investments ................         (15,053)            1,774
                                                                          -----------       -----------
    Net realized gain (loss) ........................................         (15,053)            1,774
  Net unrealized gain (loss) ........................................        (657,840)          173,411
                                                                          -----------       -----------
    Net realized and unrealized  gain (loss) ........................        (672,893)          175,185
                                                                          -----------       -----------
    Net increase (decrease) in net assets from operations ...........     $  (679,720)       $  170,361
                                                                          ===========       ===========


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           PIONEER           PIONEER
                                                                          EMERGING         REAL ESTATE      T. ROWE PRICE
                                                                         MARKETS VCT,      GROWTH VCT,       INTERNATIONAL
                                                                          CLASS II*         CLASS II*            STOCK
                                                                         ------------      -----------       -------------
INVESTMENT INCOME:
  Dividends ..........................................................   $        -         $    4,094         $   63,708
                                                                         ----------         ----------         ----------

EXPENSES:
  Mortality and expense risk fees ....................................        1,878                615            137,046
  Administrative expense fees ........................................          306                101             22,310
                                                                         ----------         ----------         ----------
    Total expenses ...................................................        2,184                716            159,356
                                                                         ----------         ----------         ----------
    Net investment income (loss) .....................................       (2,184)             3,378            (95,648)
                                                                         ----------         ----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................            -                  -            305,797
  Net realized gain (loss) from sales of investments .................       (2,176)            (5,429)         1,506,573
                                                                         ----------         ----------         ----------
    Net realized gain (loss) .........................................       (2,176)            (5,429)         1,812,370
  Net unrealized gain (loss) .........................................      (87,711)             9,830         (3,832,683)
                                                                         ----------         ----------         ----------
    Net realized and unrealized  gain (loss) .........................      (89,887)             4,401         (2,020,313)
                                                                         ----------         ----------         ----------
    Net increase (decrease) in net assets from operations ............   $  (92,071)        $    7,779        $(2,115,961)
                                                                         ==========         ==========        ===========


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               CORE EQUITY(a)
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (309,532)                 $   (210,722)
    Net realized gain (loss) .......................................              3,669,266                     2,669,325
    Net unrealized gain (loss) .....................................             (7,100,937)                    3,944,336
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (3,741,203)                    6,402,939
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              1,288,926                     1,252,999
    Withdrawals ....................................................             (1,583,003)                     (987,135)
    Contract benefits ..............................................               (316,958)                     (216,420)
    Contract charges ...............................................                 (8,052)                       (6,798)
    Transfers between sub-accounts (including fixed account), net ..              2,301,821                     2,506,045
    Other transfers from (to) the General Account ..................              1,142,258                     1,358,025
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              2,824,992                     3,906,716
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (916,211)                   10,309,655

NET ASSETS:
  Beginning of year ................................................             31,854,465                    21,544,810
                                                                               ------------                  ------------
  End of year ......................................................           $ 30,938,254                  $ 31,854,465
                                                                               ============                  ============


                                                                                                    SELECT
                                                                                          INVESTMENT GRADE INCOME(a)
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    367,273                  $    353,878
    Net realized gain (loss) .......................................                (46,832)                       (5,779)
    Net unrealized gain (loss) .....................................                294,736                      (523,111)
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                615,177                      (175,012)
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                210,318                       359,462
    Withdrawals ....................................................               (634,903)                     (308,427)
    Contract benefits ..............................................                      -                             -
    Contract charges ...............................................                   (914)                         (949)
    Transfers between sub-accounts (including fixed account), net ..               (398,478)                      653,869
    Other transfers from (to) the General Account ..................                (44,171)                       (3,653)
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions               (868,148)                      700,302
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (252,971)                      525,290

NET ASSETS:
  Beginning of year ................................................              7,482,662                     6,957,372
                                                                               ------------                  ------------
  End of year ......................................................           $  7,229,691                  $  7,482,662
                                                                               ============                  ============


                                                                                                 MONEY MARKET
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    653,772                  $    426,219
    Net realized gain (loss) .......................................                      -                             -
    Net unrealized gain (loss) .....................................                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                653,772                       426,219
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................             43,509,447                    41,248,758
    Withdrawals ....................................................             (1,656,106)                     (663,576)
    Contract benefits ..............................................                 (7,140)                     (163,706)
    Contract charges ...............................................                 (2,792)                       (2,910)
    Transfers between sub-accounts (including fixed account), net ..            (41,653,227)                  (38,919,763)
    Other transfers from (to) the General Account ..................              2,096,080                       141,135
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              2,286,262                     1,639,938
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              2,940,034                     2,066,157

NET ASSETS:
  Beginning of year ................................................             12,441,412                    10,375,255
                                                                               ------------                  ------------
  End of year ......................................................           $ 15,381,446                  $ 12,441,412
                                                                               ============                  ============

                                                                                                EQUITY INDEX
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (219,527)                 $   (150,393)
    Net realized gain (loss) .......................................              4,799,917                       339,490
    Net unrealized gain (loss) .....................................             (8,798,320)                    5,088,920
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (4,217,930)                    5,278,017
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              2,126,955                     2,053,314
    Withdrawals ....................................................             (2,048,045)                   (1,285,807)
    Contract benefits ..............................................               (259,352)                     (317,893)
    Contract charges ...............................................                 (8,572)                       (6,761)
    Transfers between sub-accounts (including fixed account), net ..              2,464,378                     6,865,573
    Other transfers from (to) the General Account ..................              1,433,702                     1,513,207
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              3,709,066                     8,821,633
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (508,864)                   14,099,650

NET ASSETS:
  Beginning of year ................................................             37,552,232                    23,452,582
                                                                               ------------                  ------------
  End of year ......................................................           $ 37,043,368                  $ 37,552,232
                                                                               ============                  ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.



                                                                                               GOVERNMENT BOND
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    192,433                  $    200,557
    Net realized gain (loss) .......................................                (47,263)                      (25,022)
    Net unrealized gain (loss) .....................................                224,989                      (219,399)
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                370,159                       (43,864)
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                203,977                       377,457
    Withdrawals ....................................................               (251,218)                     (121,601)
    Contract benefits ..............................................                (28,017)                       (2,353)
    Contract charges ...............................................                   (717)                         (695)
    Transfers between sub-accounts (including fixed account), net ..               (993,731)                    1,653,622
    Other transfers from (to) the General Account ..................                 35,791                          (999)
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions             (1,033,915)                    1,905,431
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (663,756)                    1,861,567

NET ASSETS:
  Beginning of year ................................................              5,177,193                     3,315,626
                                                                               ------------                  ------------
  End of year ......................................................           $  4,513,437                  $  5,177,193
                                                                               ============                  ============

                                                                                                    SELECT
                                                                                               AGGRESSIVE GROWTH
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (478,795)                 $   (333,686)
    Net realized gain (loss) .......................................              6,569,252                       348,108
    Net unrealized gain (loss) .....................................            (15,549,953)                    7,883,902
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (9,459,496)                    7,898,324
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              2,200,268                     1,341,167
    Withdrawals ....................................................             (1,727,778)                   (1,018,716)
    Contract benefits ..............................................               (101,363)                     (157,606)
    Contract charges ...............................................                 (9,256)                       (7,973)
    Transfers between sub-accounts (including fixed account), net ..              4,829,955                     1,002,025
    Other transfers from (to) the General Account ..................                982,677                       684,379
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              6,174,503                     1,843,276
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................             (3,284,993)                    9,741,600

NET ASSETS:
  Beginning of year ................................................             30,195,322                    20,453,722
                                                                               ------------                  ------------
  End of year ......................................................           $ 26,910,329                  $ 30,195,322
                                                                               ============                  ============







                                                                                               SELECT GROWTH
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (602,566)                 $   (412,633)
    Net realized gain (loss) .......................................              5,680,193                     1,199,378
    Net unrealized gain (loss) .....................................            (13,408,316)                    7,400,373
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (8,330,689)                    8,187,118
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              2,315,272                     2,185,824
    Withdrawals ....................................................             (1,986,571)                   (1,027,454)
    Contract benefits ..............................................                (92,650)                      (66,619)
    Contract charges ...............................................                (11,330)                       (9,601)
    Transfers between sub-accounts (including fixed account), net ..              1,922,092                     6,544,402
    Other transfers from (to) the General Account ..................              1,336,084                     1,449,947
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              3,482,897                     9,076,499
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................             (4,847,792)                   17,263,617

NET ASSETS:
  Beginning of year ................................................             40,381,292                    23,117,675
                                                                               ------------                  ------------
  End of year ......................................................           $ 35,533,500                  $ 40,381,292
                                                                               ============                  ============

                                                                                                  SELECT
                                                                                             GROWTH AND INCOME
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (178,558)                 $    (65,783)
    Net realized gain (loss) .......................................              4,168,719                     1,583,873
    Net unrealized gain (loss) .....................................             (7,090,556)                    1,439,837
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (3,100,395)                    2,957,927
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              1,122,339                       887,196
    Withdrawals ....................................................             (1,004,345)                     (698,848)
    Contract benefits ..............................................               (189,797)                     (239,854)
    Contract charges ...............................................                 (5,107)                       (4,329)
    Transfers between sub-accounts (including fixed account), net ..              2,293,534                     2,882,328
    Other transfers from (to) the General Account ..................              1,119,572                       653,591
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              3,336,196                     3,480,084
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................                235,801                     6,438,011

NET ASSETS:
  Beginning of year ................................................             22,923,120                    16,485,109
                                                                               ------------                  ------------
  End of year ......................................................           $ 23,158,921                  $ 22,923,120
                                                                               ============                  ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                                    SELECT
                                                                                              VALUE OPPORTUNITY
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (166,042)                 $   (195,651)
    Net realized gain (loss) .......................................                289,712                       751,308
    Net unrealized gain (loss) .....................................              3,707,862                    (1,364,169)
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........              3,831,532                      (808,512)
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                610,784                       807,164
    Withdrawals ....................................................               (866,740)                     (578,815)
    Contract benefits ..............................................                (15,677)                      (70,078)
    Contract charges ...............................................                 (4,380)                       (4,406)
    Transfers between sub-accounts (including fixed account), net ..             (1,135,460)                      853,303
    Other transfers from (to) the General Account ..................                394,129                       823,362
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions             (1,017,344)                    1,830,530
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              2,814,188                     1,022,018

NET ASSETS:
  Beginning of year ................................................             14,229,174                    13,207,156
                                                                               ------------                  ------------
  End of year ......................................................           $ 17,043,362                  $ 14,229,174
                                                                               ============                  ============

                                                                                                    SELECT
                                                                                            INTERNATIONAL EQUITY
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (223,984)                 $   (259,616)
    Net realized gain (loss) .......................................              1,259,877                       233,508
    Net unrealized gain (loss) .....................................             (3,573,966)                    5,024,680
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (2,538,073)                    4,998,572
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                930,234                       938,996
    Withdrawals ....................................................             (1,234,170)                     (598,035)
    Contract benefits ..............................................                (57,556)                     (103,902)
    Contract charges ...............................................                 (5,130)                       (4,551)
    Transfers between sub-accounts (including fixed account), net ..              1,630,870                     1,043,370
    Other transfers from (to) the General Account ..................                641,391                       722,884
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              1,905,639                     1,998,762
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (632,434)                    6,997,334

NET ASSETS:
  Beginning of year ................................................             22,588,491                    15,591,157
                                                                               ------------                  ------------
  End of year ......................................................           $ 21,956,057                  $ 22,588,491
                                                                               ============                  ============

                                                                                                    SELECT
                                                                                            CAPITAL APPRECIATION
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (253,073)                 $   (180,408)
    Net realized gain (loss) .......................................              1,075,942                        92,754
    Net unrealized gain (loss) .....................................                 72,235                     2,949,396
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                895,104                     2,861,742
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                895,105                       806,871
    Withdrawals ....................................................               (784,307)                     (408,501)
    Contract benefits ..............................................                (94,005)                      (73,268)
    Contract charges ...............................................                 (4,627)                       (3,766)
    Transfers between sub-accounts (including fixed account), net ..                490,183                       844,374
    Other transfers from (to) the General Account ..................                268,300                       291,915
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions                770,649                     1,457,625
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              1,665,753                     4,319,367

NET ASSETS:
  Beginning of year ................................................             15,467,194                    11,147,827
                                                                               ------------                  ------------
  End of year ......................................................           $ 17,132,947                  $ 15,467,194
                                                                               ============                  ============


                                                                                  SELECT                          SELECT
                                                                             EMERGING MARKETS                STRATEGIC GROWTH
                                                                                PERIOD FROM                     PERIOD FROM
                                                                            8/1/00* TO 12/31/00             8/1/00* TO 12/31/00
                                                                            -------------------             -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $    (1,590)                     $      (746)
    Net realized gain (loss) .......................................               5,763                          (11,770)
    Net unrealized gain (loss) .....................................             (85,296)                         (63,478)
                                                                             -----------                      -----------
    Net increase (decrease)  in net assets from operations .........             (81,123)                         (75,994)
                                                                             -----------                      -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               1,986                              632
    Withdrawals ....................................................              (3,021)                          (1,798)
    Contract benefits ..............................................                   -                                -
    Contract charges ...............................................                 (10)                              (7)
    Transfers between sub-accounts (including fixed account), net ..             373,826                          274,484
    Other transfers from (to) the General Account ..................              97,636                           45,974
    Net increase (decrease) in investment by Sponsor ...............                 439                              550
                                                                             -----------                      -----------
    Net increase (decrease) in net assets from contract transactions             470,856                          319,835
                                                                             -----------                      -----------
    Net increase (decrease) in net assets ..........................             389,733                          243,841

NET ASSETS:
  Beginning of year ................................................                   -                                -
                                                                             -----------                      -----------
  End of year ......................................................         $   389,733                      $   243,841
                                                                             ===========                      ===========



                                                                                 AIM V.I.
                                                                             AGGRESSIVE GROWTH                 AIM V.I. VALUE
                                                                                PERIOD FROM                     PERIOD FROM
                                                                            8/1/00* TO 12/31/00             8/1/00* TO 12/31/00
                                                                            -------------------             -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $    (7,213)                     $    (5,083)
    Net realized gain (loss) .......................................              (3,921)                         107,210
    Net unrealized gain (loss) .....................................            (287,445)                        (295,745)
                                                                             -----------                      -----------
    Net increase (decrease)  in net assets from operations .........            (298,579)                        (193,618)
                                                                             -----------                      -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              83,986                          119,697
    Withdrawals ....................................................             (12,277)                         (26,281)
    Contract benefits ..............................................                   -                                -
    Contract charges ...............................................                 (85)                             (33)
    Transfers between sub-accounts (including fixed account), net ..           2,361,966                        2,579,336
    Other transfers from (to) the General Account ..................             135,141                          178,475
    Net increase (decrease) in investment by Sponsor ...............                 181                              236
                                                                             -----------                      -----------
    Net increase (decrease) in net assets from contract transactions           2,568,912                        2,851,430
                                                                             -----------                      -----------
    Net increase (decrease) in net assets ..........................           2,270,333                        2,657,812

NET ASSETS:
  Beginning of year ................................................                   -                                -
                                                                             -----------                      -----------
  End of year ......................................................         $ 2,270,333                      $ 2,657,812
                                                                             ===========                      ===========


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                            ALLIANCE                                     DGPF
                                                                             GROWTH              ALLIANCE               GROWTH
                                                                           AND INCOME             PREMIER           OPPORTUNITIES
                                                                             CLASS B          GROWTH CLASS B         SERVICE CLASS
                                                                           PERIOD FROM          PERIOD FROM          PERIOD FROM
                                                                       8/1/00* TO 12/31/00  8/1/00* TO 12/31/00  8/1/00* TO 12/31/00
                                                                       -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................    $    (6,898)          $   (10,523)         $    (3,372)
    Net realized gain (loss) ........................................            110                (4,139)                (191)
    Net unrealized gain (loss) ......................................         51,537              (446,837)            (216,107)
                                                                         -----------           -----------          -----------
    Net increase (decrease)  in net assets from operations ..........         44,749              (461,499)            (219,670)
                                                                         -----------           -----------          -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................         99,026               155,869               54,988
    Withdrawals .....................................................        (10,399)              (17,015)              (5,002)
    Contract benefits ...............................................              -                     -                    -
    Contract charges ................................................            (47)                  (66)                 (32)
    Transfers between sub-accounts (including fixed account), net ...      1,881,052             2,810,161            1,033,113
    Other transfers from (to) the General Account ...................         90,523               271,649              107,051
    Net increase (decrease) in investment by Sponsor ................            (25)                  293                  183
                                                                         -----------           -----------          -----------
    Net increase (decrease) in net assets from contract transactions       2,060,130             3,220,891            1,190,301
                                                                         -----------           -----------          -----------
    Net increase (decrease) in net assets ...........................      2,104,879             2,759,392              970,631

NET ASSETS:
  Beginning of year .................................................              -                     -                    -
                                                                         -----------           -----------          -----------
  End of year .......................................................    $ 2,104,879           $ 2,759,392          $   970,631
                                                                         ===========           ===========          ===========

                                                                                                    DGPF
                                                                                            INTERNATIONAL EQUITY
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    2000                           1999
                                                                             ------------                    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $     63,665                    $     37,720
    Net realized gain (loss) .......................................              541,058                          95,174
    Net unrealized gain (loss) .....................................             (682,136)                        776,394
                                                                             ------------                    ------------
    Net increase (decrease)  in net assets from operations .........              (77,413)                        909,288
                                                                             ------------                    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              296,647                         367,188
    Withdrawals ....................................................             (324,192)                       (323,376)
    Contract benefits ..............................................               (5,361)                        (75,382)
    Contract charges ...............................................               (1,889)                         (2,042)
    Transfers between sub-accounts (including fixed account), net ..             (712,311)                        460,977
    Other transfers from (to) the General Account ..................              126,845                         252,896
    Net increase (decrease) in investment by Sponsor ...............                    -                               -
                                                                             ------------                    ------------
    Net increase (decrease) in net assets from contract transactions             (620,261)                        680,261
                                                                             ------------                    ------------
    Net increase (decrease) in net assets ..........................             (697,674)                      1,589,549

NET ASSETS:
  Beginning of year ................................................            7,844,336                       6,254,787
                                                                             ------------                    ------------
  End of year ......................................................         $  7,146,662                    $  7,844,336
                                                                             ============                    ============


                                                                                                  FIDELITY VIP
                                                                                                  HIGH INCOME
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                              1999
                                                                               ------------                      ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $  1,214,632                      $  1,563,450
    Net realized gain (loss) .......................................             (2,320,525)                         (185,475)
    Net unrealized gain (loss) .....................................             (3,580,297)                          (29,248)
                                                                               ------------                      ------------
    Net increase (decrease)  in net assets from operations .........             (4,686,190)                        1,348,727
                                                                               ------------                      ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                739,687                         1,076,323
    Withdrawals ....................................................             (1,355,788)                       (1,108,186)
    Contract benefits ..............................................               (189,261)                          (80,940)
    Contract charges ...............................................                 (3,904)                           (4,678)
    Transfers between sub-accounts (including fixed account), net ..             (3,326,998)                          924,886
    Other transfers from (to) the General Account ..................               (477,553)                          472,556
    Net increase (decrease) in investment by Sponsor ...............                      -                                 -
                                                                               ------------                      ------------
    Net increase (decrease) in net assets from contract transactions             (4,613,817)                        1,279,961
                                                                               ------------                      ------------
    Net increase (decrease) in net assets ..........................             (9,300,007)                        2,628,688

NET ASSETS:
  Beginning of year ................................................             23,300,730                        20,672,042
                                                                               ------------                      ------------
  End of year ......................................................           $ 14,000,723                      $ 23,300,730
                                                                               ============                      ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                        FIDELITY VIP EQUITY-INCOME
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                   2000                             1999
                                                                             ------------                     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $    113,688                     $    (40,819)
    Net realized gain (loss) .......................................            3,351,460                        1,714,950
    Net unrealized gain (loss) .....................................             (780,292)                         (29,350)
                                                                             ------------                     ------------
    Net increase (decrease)  in net assets from operations .........            2,684,856                        1,644,781
                                                                             ------------                     ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................            1,580,372                        2,283,854
    Withdrawals ....................................................           (2,741,090)                      (1,561,021)
    Contract benefits ..............................................             (197,593)                        (372,120)
    Contract charges ...............................................              (10,200)                         (11,244)
    Transfers between sub-accounts (including fixed account), net ..           (3,709,194)                       2,505,465
    Other transfers from (to) the General Account ..................            1,026,279                        1,280,927
    Net increase (decrease) in investment by Sponsor ...............                    -                                -
                                                                             ------------                     ------------
    Net increase (decrease) in net assets from contract transactions           (4,051,426)                       4,125,861
                                                                             ------------                     ------------
    Net increase (decrease) in net assets ..........................           (1,366,570)                       5,770,642

NET ASSETS:
  Beginning of year ................................................           41,823,565                       36,052,923
                                                                             ------------                     ------------
  End of year ......................................................         $ 40,456,995                     $ 41,823,565
                                                                             ============                     ============

                                                                                             FIDELITY VIP GROWTH
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                                ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................            $   (917,420)                 $   (599,414)
    Net realized gain (loss) .......................................               8,007,522                     4,482,088
    Net unrealized gain (loss) .....................................             (15,774,603)                   10,852,568
                                                                                ------------                  ------------
    Net increase (decrease)  in net assets from operations .........              (8,684,501)                   14,735,242
                                                                                ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               3,899,181                     3,005,646
    Withdrawals ....................................................              (4,461,115)                   (1,926,189)
    Contract benefits ..............................................                (177,729)                     (334,648)
    Contract charges ...............................................                 (18,851)                      (13,812)
    Transfers between sub-accounts (including fixed account), net ..               6,876,047                     8,245,102
    Other transfers from (to) the General Account ..................               1,838,551                     1,647,348
    Net increase (decrease) in investment by Sponsor ...............                       -                             -
                                                                                ------------                  ------------
    Net increase (decrease) in net assets from contract transactions               7,956,084                    10,623,447
                                                                                ------------                  ------------
    Net increase (decrease) in net assets ..........................                (728,417)                   25,358,689

NET ASSETS:
  Beginning of year ................................................              60,703,679                    35,344,990
                                                                                ------------                  ------------
  End of year ......................................................            $ 59,975,262                  $ 60,703,679
                                                                                ============                  ============








                                                                                           FIDELITY VIP OVERSEAS
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                   2000                             1999
                                                                               -----------                    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (14,152)                   $    (5,880)
    Net realized gain (loss) .......................................               958,631                        325,862
    Net unrealized gain (loss) .....................................            (3,323,274)                     2,373,555
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........            (2,378,795)                     2,693,537
                                                                               -----------                    -----------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               686,587                        414,849
    Withdrawals ....................................................              (637,569)                      (327,147)
    Contract benefits ..............................................               (27,735)                       (25,172)
    Contract charges ...............................................                (2,682)                        (2,345)
    Transfers between sub-accounts (including fixed account), net ..             2,004,861                        528,915
    Other transfers from (to) the General Account ..................               481,233                        156,409
    Net increase (decrease) in investment by Sponsor ...............                     -                              -

                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions             2,504,695                        745,509
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................               125,900                      3,439,046

NET ASSETS:
  Beginning of year ................................................             9,725,194                      6,286,148
                                                                               -----------                    -----------
  End of year ......................................................           $ 9,851,094                    $ 9,725,194
                                                                               ===========                    ===========

                                                                                                 FIDELITY VIP II
                                                                                                  ASSET MANAGER
                                                                                             YEAR ENDED DECEMBER 31,
                                                                                  2000                          1999
                                                                               -----------                    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   148,748                    $   101,916
    Net realized gain (loss) .......................................               685,457                        304,810
    Net unrealized gain (loss) .....................................            (1,303,233)                       284,089
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........              (469,028)                       690,815
                                                                               -----------                    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               662,885                        537,213
    Withdrawals ....................................................              (780,730)                      (414,012)
    Contract benefits ..............................................               (53,755)                       (32,731)
    Contract charges ...............................................                (1,826)                        (1,840)
    Transfers between sub-accounts (including fixed account), net ..                74,458                      1,419,160
    Other transfers from (to) the General Account ..................               309,864                        464,372
    Net increase (decrease) in investment by Sponsor ...............                     -                              -
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions               210,896                      1,972,162
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................              (258,132)                     2,662,977

NET ASSETS:
  Beginning of year ................................................             8,748,250                      6,085,273
                                                                               -----------                    -----------
  End of year ......................................................           $ 8,490,118                    $ 8,748,250
                                                                               ===========                    ===========

                                                                                                                   FRANKLIN
                                                                               FIDELITY VIP III                     NATURAL
                                                                                    GROWTH                         RESOURCES
                                                                                 OPPORTUNITIES                      CLASS 2
                                                                                  PERIOD FROM                     PERIOD FROM
                                                                              8/1/00* TO 12/31/00             8/1/00* TO 12/31/00
                                                                              -------------------             -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (1,041)                   $    (1,157)
    Net realized gain (loss) .......................................                (1,792)                           322
    Net unrealized gain (loss) .....................................               (27,638)                        60,504
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........               (30,471)                        59,669
                                                                               -----------                    -----------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                 1,538                         30,000
    Withdrawals ....................................................                (2,572)                        (5,049)
    Contract benefits ..............................................                     -                              -
    Contract charges ...............................................                   (10)                            (3)
    Transfers between sub-accounts (including fixed account), net ..               323,392                        450,033
    Other transfers from (to) the General Account ..................                 3,757                         21,354
    Net increase (decrease) in investment by Sponsor ...............                   197                            (88)
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions               326,302                        496,247
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................               295,831                        555,916

NET ASSETS:
  Beginning of year ................................................                     -                              -
                                                                               -----------                    -----------
  End of year ......................................................           $   295,831                    $   555,916
                                                                               ===========                    ===========


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                                                   INVESCO
                                                                                 FRANKLIN                            VIF
                                                                                 SMALL CAP                         HEALTH
                                                                                  CLASS 2                         SCIENCES
                                                                                PERIOD FROM                      PERIOD FROM
                                                                            8/1/00* TO 12/31/00              8/1/00* TO 12/31/00
                                                                            -------------------              -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (5,433)                   $    (7,110)
    Net realized gain (loss) .......................................                (4,932)                          (242)
    Net unrealized gain (loss) .....................................              (246,845)                        53,919
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........              (257,210)                        46,567
                                                                               -----------                    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                16,500                        135,230
    Withdrawals ....................................................               (10,002)                       (12,824)
    Contract benefits ..............................................                     -                              -
    Contract charges ...............................................                   (43)                           (67)
    Transfers between sub-accounts (including fixed account), net ..             1,560,239                      2,479,695
    Other transfers from (to) the General Account ..................               144,583                         46,907
    Net increase (decrease) in investment by Sponsor ...............                   284                           (166)
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions             1,711,561                      2,648,775
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................             1,454,351                      2,695,342

NET ASSETS:
  Beginning of year ................................................                     -                              -
                                                                               -----------                    -----------
  End of year ......................................................           $ 1,454,351                    $ 2,695,342
                                                                               ===========                    ===========



                                                                                 JANUS ASPEN
                                                                                  GROWTH AND                    JANUS ASPEN
                                                                                    INCOME                         GROWTH
                                                                                SERVICE SHARES                 SERVICE SHARES
                                                                                 PERIOD FROM                    PERIOD FROM
                                                                             8/1/00* TO 12/31/00            8/1/00* TO 12/31/00
                                                                             -------------------            -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (5,383)                   $    (9,385)
    Net realized gain (loss) .......................................               (16,181)                        (2,266)
    Net unrealized gain (loss) .....................................              (257,525)                      (429,280)
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........              (279,089)                      (440,931)
                                                                               -----------                    -----------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                81,976                        131,935
    Withdrawals ....................................................               (16,299)                       (17,269)
    Contract benefits ..............................................                     -                              -
    Contract charges ...............................................                   (64)                           (87)
    Transfers between sub-accounts (including fixed account), net ..             2,708,723                      2,675,783
    Other transfers from (to) the General Account ..................               346,713                        207,696
    Net increase (decrease) in investment by Sponsor ...............                   140                            178
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions             3,121,189                      2,998,236
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................             2,842,100                      2,557,305

NET ASSETS:
  Beginning of year ................................................                     -                              -
                                                                               -----------                    -----------
  End of year ......................................................           $ 2,842,100                    $ 2,557,305
                                                                               ===========                    ===========

                                                                                                                    KVS
                                                                                   KEMPER                         DREMAN
                                                                                 TECHNOLOGY                      FINANCIAL
                                                                                   GROWTH                        SERVICES
                                                                                 PERIOD FROM                    PERIOD FROM
                                                                             8/1/00* TO 12/31/00            8/1/00* TO 12/31/00
                                                                             -------------------            -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $     (6,827)                 $     (4,824)
    Net realized gain (loss) .......................................                (15,053)                        1,774
    Net unrealized gain (loss) .....................................               (657,840)                      173,411
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........               (679,720)                      170,361
                                                                               ------------                  ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                218,531                        55,383
    Withdrawals ....................................................                (12,379)                       (9,566)
    Contract benefits ..............................................                      -                             -
    Contract charges ...............................................                    (65)                          (24)
    Transfers between sub-accounts (including fixed account), net ..              2,232,076                     1,514,364
    Other transfers from (to) the General Account ..................                149,530                        96,665
    Net increase (decrease) in investment by Sponsor ...............                    407                          (294)
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              2,588,100                     1,656,528
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              1,908,380                     1,826,889

NET ASSETS:
  Beginning of year ................................................                      -                             -
                                                                               ------------                  ------------
  End of year ......................................................           $  1,908,380                  $  1,826,889
                                                                               ============                  ============


                                                                                   PIONEER                        PIONEER
                                                                                   EMERGING                     REAL ESTATE
                                                                                   MARKETS                         GROWTH
                                                                                VCT, CLASS II                  VCT, CLASS II
                                                                                 PERIOD FROM                    PERIOD FROM
                                                                             8/1/00* TO 12/31/00            8/1/00* TO 12/31/00
                                                                             -------------------            -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $     (2,184)                 $      3,378
    Net realized gain (loss) .......................................                 (2,176)                       (5,429)
    Net unrealized gain (loss) .....................................                (87,711)                        9,830
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                (92,071)                        7,779
                                                                               ------------                  ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                  6,545                           909
    Withdrawals ....................................................                 (3,498)                       (7,407)
    Contract benefits ..............................................                      -                             -
    Contract charges ...............................................                    (13)                           (3)
    Transfers between sub-accounts (including fixed account), net ..                598,902                       252,396
    Other transfers from (to) the General Account ..................                 91,291                           974
    Net increase (decrease) in investment by Sponsor ...............                    434                            32


                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions                693,661                       246,901
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................                601,590                       254,680

NET ASSETS:
  Beginning of year ................................................                      -                             -
                                                                               ------------                  ------------
  End of year ......................................................           $    601,590                  $    254,680
                                                                               ============                  ============


                                                                                                  T. ROWE PRICE
                                                                                                  INTERNATIONAL
                                                                                                      STOCK
                                                                                              YEAR ENDED DECEMBER 31,
                                                                                    2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (95,648)                 $    (86,483)
    Net realized gain (loss) .......................................              1,812,370                       251,191
    Net unrealized gain (loss) .....................................             (3,832,683)                    2,415,777
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (2,115,961)                    2,580,485
                                                                               ------------                  ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                449,122                       425,683
    Withdrawals ....................................................               (405,332)                     (207,845)
    Contract benefits ..............................................                (48,200)                     (102,701)
    Contract charges ...............................................                 (2,358)                       (2,157)
    Transfers between sub-accounts (including fixed account), net ..                931,659                       (13,653)
    Other transfers from (to) the General Account ..................                281,479                       294,802
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              1,206,370                       394,129
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (909,591)                    2,974,614

NET ASSETS:
  Beginning of year ................................................             10,889,577                     7,914,963
                                                                               ------------                  ------------
  End of year ......................................................           $  9,979,986                  $ 10,889,577
                                                                               ============                  ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

     Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of First Allmerica Financial Life Insurance Company (the Company). The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Separate Account VA-K was established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers thirty-five Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage Variable Annuity contract, which is effective but not currently offered. Each Sub-Account invests exclusively in a corresponding investment portfolio of Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), an indirect wholly-owned subsidiary of the Company; or of the AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance) managed by Alliance Capital Management, L.P.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Business Trust or Delaware International Advisers Ltd.; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP), or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II), or the Fidelity Variable Insurance Products Fund III (Fidelity VIP III), all of which are managed by Fidelity Management & Research Company (FMR); or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Franklin Advisers, Inc.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc.; or of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, AIT Investment Grade Income Fund was renamed Select Investment Grade Income Fund and AIT Growth Fund was renamed Core Equity Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-K in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                                                  PORTFOLIO INFORMATION
                                                                   ---------------------------------------------------
                                                                                                           NET ASSET
                                                                         NUMBER OF         AGGREGATE         VALUE
INVESTMENT PORTFOLIO                                                      SHARES             COST         PER SHARE
--------------------                                               ---------------------------------------------------
Core Equity (a) .....................................................   11,510,806    $    31,294,517   $    2.689
Select Investment Grade Income (a) ..................................    6,657,379          7,273,269        1.086
Money Market ........................................................   15,381,406         15,381,406        1.000
Equity Index ........................................................   11,229,415         35,398,949        3.299
Government Bond .....................................................    4,294,634          4,478,623        1.051
Select Aggressive Growth ............................................   12,711,582         31,239,295        2.117
Select Growth .......................................................   16,049,501         35,247,351        2.214
Select Growth and Income ............................................   16,219,524         25,900,433        1.428
Select Value Opportunity ............................................    8,704,579         13,704,199        1.958
Select International Equity .........................................   12,321,020         18,147,697        1.781
Select Capital Appreciation .........................................    8,073,962         13,318,262        2.122
Select Emerging Markets .............................................      493,958            475,029        0.789
Select Strategic Growth .............................................      357,015            307,319        0.683
AIM V.I. Aggressive Growth ..........................................      155,290          2,557,778       14.620
AIM V.I. Value ......................................................       97,320          2,953,557       27.310
Alliance Growth and Income ..........................................       91,278          2,053,342       23.060
Alliance Premier Growth .............................................       86,420          3,206,229       31.930
DGPF Growth Opportunities Service Class .............................       40,477          1,186,738       23.980
DGPF International Equity ...........................................      398,370          6,377,982       17.940
Fidelity VIP High Income ............................................    1,711,603         18,608,717        8.180
Fidelity VIP Equity-Income ..........................................    1,585,333         34,458,375       25.520
Fidelity VIP Growth .................................................    1,373,984         53,885,794       43.650
Fidelity VIP Overseas ...............................................      492,801         10,120,319       19.990
Fidelity VIP II Asset Manager .......................................      530,638          8,679,618       16.000
Fidelity VIP III Growth Opportunities ...............................       16,733            323,469       17.680
Franklin Natural Resources Class 2 ..................................       37,587            495,412       14.790
Franklin Small Cap Class 2 ..........................................       68,796          1,701,196       21.140
INVESCO VIF Health Sciences .........................................      129,025          2,641,423       20.890
Janus Aspen Growth and Income Service Shares ........................      163,810          3,099,625       17.350
Janus Aspen Growth Service Shares ...................................       97,015          2,986,585       26.360
Kemper Technology Growth ............................................    1,375,726          2,566,220        1.387
KVS Dreman Financial Services .......................................    1,584,810          1,653,478        1.153
Pioneer Emerging Markets VCT Class II ...............................       49,800            689,301       12.080
Pioneer Real Estate Growth VCT Class II .............................       17,686            244,850       14.400
T. Rowe Price International Stock ...................................      662,242         10,470,951       15.070

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee of $30 is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (Allmerica Advantage and ExecAnnuity Plus) issued to and maintained by the trustee of a 401(k) plan. No contract fee is deducted for contracts issued on Form A3029-99 (Allmerica Immediate Advantage).

     Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

Transactions from contractowners and sponsor were as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Core Equity(a)
  Issuance of Units .................................................      3,005,142     $ 8,174,050       2,838,227    $ 7,105,831
  Redemption of Units ...............................................     (2,051,659)     (5,349,058)     (1,362,213)    (3,199,115)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        953,483     $ 2,824,992       1,476,014    $ 3,906,716
                                                                         ===========     ===========     ===========    ===========
Select Investment Grade Income(a)
  Issuance of Units .................................................        918,029     $ 1,129,280       1,668,246    $ 2,226,512
  Redemption of Units ...............................................     (1,550,689)     (1,997,428)     (1,141,863)    (1,526,210)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (632,660)    $  (868,148)        526,383    $   700,302
                                                                         ===========     ===========     ===========    ===========
Money Market
  Issuance of Units .................................................     78,223,232     $95,105,618      45,985,028    $50,757,480
  Redemption of Units ...............................................    (76,424,796)    (92,819,356)    (44,623,695)   (49,117,542)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,798,436     $ 2,286,262       1,361,333    $ 1,639,938
                                                                         ===========     ===========     ===========    ===========
Equity Index
  Issuance of Units .................................................      4,278,817     $12,918,217       4,377,991    $12,478,466
  Redemption of Units ...............................................     (3,131,298)     (9,209,151)     (1,416,195)    (3,656,833)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,147,519     $ 3,709,066       2,961,796    $ 8,821,633
                                                                         ===========     ===========     ===========    ===========
Government Bond
  Issuance of Units .................................................        947,705     $ 1,193,000       3,481,100    $ 4,068,069
  Redemption of Units ...............................................     (1,754,048)     (2,226,915)     (1,968,201)    (2,162,638)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (806,343)    $(1,033,915)      1,512,899    $ 1,905,431
                                                                         ===========     ===========     ===========    ===========
Select Aggressive Growth
  Issuance of Units .................................................      5,163,806     $13,161,063       2,754,461    $ 5,755,614
  Redemption of Units ...............................................     (2,958,858)     (6,986,560)     (1,928,576)    (3,912,338)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,204,948     $ 6,174,503         825,885    $ 1,843,276
                                                                         ===========     ===========     ===========    ===========

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Select Growth
  Issuance of Units .................................................      3,617,688     $11,528,166       4,449,518    $12,858,990
  Redemption of Units ...............................................     (2,630,315)     (8,045,269)     (1,383,502)    (3,782,491)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        987,373     $ 3,482,897       3,066,016    $ 9,076,499
                                                                         ===========     ===========     ===========    ===========
Select Growth and Income
  Issuance of Units .................................................      3,150,361     $ 7,499,997       2,419,585    $ 5,776,930
  Redemption of Units ...............................................     (1,813,097)     (4,163,801)       (980,376)    (2,296,846)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,337,264     $ 3,336,196       1,439,209    $ 3,480,084
                                                                         ===========     ===========     ===========    ===========
Select Value Opportunity
  Issuance of Units .................................................      1,962,889     $ 3,349,972       2,585,542    $ 4,303,678
  Redemption of Units ...............................................     (2,527,269)     (4,367,316)     (1,519,807)    (2,473,148)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (564,380)    $(1,017,344)      1,065,735    $ 1,830,530
                                                                         ===========     ===========     ===========    ===========
Select International Equity
  Issuance of Units .................................................      3,524,263     $ 6,365,634       2,901,922    $ 4,637,861
  Redemption of Units ...............................................     (2,618,363)     (4,459,995)     (1,774,034)    (2,639,099)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        905,900     $ 1,905,639       1,127,888    $ 1,998,762
                                                                         ===========     ===========     ===========    ===========
Select Capital Appreciation
  Issuance of Units .................................................      1,873,303     $ 4,293,709       1,668,178    $ 3,161,299
  Redemption of Units ...............................................     (1,523,790)     (3,523,060)       (936,701)    (1,703,674)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        349,513     $   770,649         731,477    $ 1,457,625
                                                                         ===========     ===========     ===========    ===========
Select Emerging Markets
  Issuance of Units .................................................        591,020     $   523,404               -      $       -
  Redemption of Units ...............................................        (66,717)        (52,548)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        524,303     $   470,856               -      $       -
                                                                         ===========     ===========     ===========    ===========
Select Strategic Growth
  Issuance of Units .................................................        436,318     $   395,418               -      $       -
  Redemption of Units ...............................................        (84,537)        (75,583)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        351,781     $   319,835               -      $       -
                                                                         ===========     ===========     ===========    ===========
AIM V.I. Aggressive Growth
  Issuance of Units .................................................      2,611,914     $ 2,683,013               -      $       -
  Redemption of Units ...............................................       (116,880)       (114,101)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,495,034     $ 2,568,912               -      $       -
                                                                         ===========     ===========     ===========    ===========
AIM V.I. Value
  Issuance of Units .................................................      3,099,802     $ 2,936,042               -      $       -
  Redemption of Units ...............................................        (91,325)        (84,612)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      3,008,477     $ 2,851,430               -      $       -
                                                                         ===========     ===========     ===========    ===========

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Alliance Growth and Income
  Issuance of Units .................................................      2,121,398     $ 2,184,292               -      $       -
  Redemption of Units ...............................................       (122,204)       (124,162)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,999,194     $ 2,060,130               -      $       -
                                                                         ===========     ===========     ===========    ===========
Alliance Premier Growth
  Issuance of Units .................................................      3,574,586     $ 3,371,973               -      $       -
  Redemption of Units ...............................................       (155,846)       (151,082)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      3,418,740     $ 3,220,891               -      $       -
                                                                         ===========     ===========     ===========    ===========
DGPF Growth Opportunities Service Class
  Issuance of Units .................................................      1,201,178     $ 1,269,424               -      $       -
  Redemption of Units ...............................................        (75,180)        (79,123)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,125,998     $ 1,190,301               -      $       -
                                                                         ===========     ===========     ===========    ===========
DGPF International Equity
  Issuance of Units .................................................      3,073,850     $ 4,756,479       1,442,035    $ 1,822,469
  Redemption of Units ...............................................     (3,440,515)     (5,376,740)     (1,030,011)    (1,142,208)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (366,665)    $  (620,261)        412,024    $   680,261
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP High Income
  Issuance of Units .................................................      7,062,529     $ 9,432,612       5,073,951    $ 7,695,969
  Redemption of Units ...............................................    (10,269,781)    (14,046,429)     (4,257,220)    (6,416,008)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................     (3,207,252)    $(4,613,817)        816,731    $ 1,279,961
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP Equity-Income
  Issuance of Units .................................................      3,614,066     $ 7,748,436       4,637,345    $10,608,146
  Redemption of Units ...............................................     (5,302,600)    (11,799,862)     (2,912,701)    (6,482,285)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................     (1,688,534)    $(4,051,426)      1,724,644    $ 4,125,861
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP Growth
  Issuance of Units .................................................      5,663,779     $20,346,297       5,332,578    $16,144,378
  Redemption of Units ...............................................     (3,577,767)    (12,390,213)     (1,839,285)    (5,520,931)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,086,012     $ 7,956,084       3,493,293    $10,623,447
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP Overseas
  Issuance of Units .................................................      2,496,485     $ 4,531,847       1,511,089    $ 2,442,012
  Redemption of Units ...............................................     (1,198,187)     (2,027,152)     (1,072,506)    (1,696,503)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,298,298     $ 2,504,695         438,583    $   745,509
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP II Asset Manager
  Issuance of Units .................................................      1,281,024     $ 2,271,593       1,723,766    $ 2,984,705
  Redemption of Units ...............................................     (1,165,452)     (2,060,697)       (623,602)    (1,012,543)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        115,572     $   210,896       1,100,164    $ 1,972,162
                                                                         ===========     ===========     ===========    ===========

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Fidelity VIP III Growth Opportunities
  Issuance of Units .................................................        371,481     $   360,701               -    $         -
  Redemption of Units ...............................................        (36,970)        (34,399)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        334,511     $   326,302               -    $         -
                                                                         ===========     ===========     ===========    ===========
Franklin Natural Resources Class 2
  Issuance of Units .................................................        479,181     $   510,025               -    $         -
  Redemption of Units ...............................................        (12,937)        (13,778)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        466,244     $   496,247               -    $         -
                                                                         ===========     ===========     ===========    ===========
Franklin Small Cap Class 2
  Issuance of Units .................................................      1,832,924     $ 1,838,958               -    $         -
  Redemption of Units ...............................................       (129,544)       (127,397)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,703,380     $ 1,711,561               -    $         -
                                                                         ===========     ===========     ===========    ===========
INVESCO VIF Health Sciences
  Issuance of Units .................................................      2,630,326     $ 2,876,131               -    $         -
  Redemption of Units ...............................................       (209,427)       (227,356)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,420,899     $ 2,648,775               -    $         -
                                                                         ===========     ===========     ===========    ===========
Janus Aspen Growth and Income Service Shares
  Issuance of Units .................................................      3,428,217     $ 3,385,160               -    $         -
  Redemption of Units ...............................................       (270,991)       (263,971)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      3,157,226     $ 3,121,189               -    $         -
                                                                         ===========     ===========     ===========    ===========
Janus Aspen Growth Service Shares
  Issuance of Units .................................................      3,178,948     $ 3,183,804               -    $         -
  Redemption of Units ...............................................       (188,333)       (185,568)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,990,615     $ 2,998,236               -              -
                                                                         ===========     ===========     ===========    ===========
Kemper Technology Growth
  Issuance of Units .................................................      2,824,194     $ 2,776,791               -    $         -
  Redemption of Units ...............................................       (195,036)       (188,691)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,629,158     $ 2,588,100               -              -
                                                                         ===========     ===========     ===========    ===========
KVS Dreman Financial Services
  Issuance of Units .................................................      1,607,312     $ 1,771,534               -    $         -
  Redemption of Units ...............................................       (105,462)       (115,006)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,501,850     $ 1,656,528               -    $         -
                                                                         ===========     ===========     ===========    ===========
Pioneer Emerging Markets VCT Class II
  Issuance of Units .................................................        912,021     $   797,658               -    $         -
  Redemption of Units ...............................................       (118,848)       (103,997)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        793,173     $   693,661               -    $         -
                                                                         ===========     ===========     ===========    ===========
Pioneer Real Estate Growth VCT Class II
  Issuance of Units .................................................        629,385     $   606,923               -    $         -
  Redemption of Units ...............................................       (376,498)       (360,022)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        252,887     $   246,901               -    $         -
                                                                         ===========     ===========     ===========    ===========
T. Rowe Price International Stock
  Issuance of Units .................................................     16,368,302     $26,105,367       1,268,569    $ 1,791,489
  Redemption of Units ...............................................    (15,585,248)    (24,898,997)     (1,001,312)    (1,397,360)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        783,054     $ 1,206,370         267,257    $   394,129
                                                                         ===========     ===========     ===========    ===========

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                                           PURCHASES                    SALES
--------------------                                                       ------------------        ------------------
Core Equity(a) ................................................               $  8,863,081               $  2,735,923
Select Investment Grade Income(a) .............................                  1,228,851                  1,729,503
Money Market ..................................................                 51,036,423                 48,099,678
Equity Index ..................................................                 12,433,062                  4,938,251
Government Bond ...............................................                  1,050,689                  1,891,948
Select Aggressive Growth ......................................                 14,793,688                  2,749,437
Select Growth .................................................                 11,945,988                  4,016,018
Select Growth and Income ......................................                  8,967,783                  1,702,411
Select Value Opportunity ......................................                  1,714,797                  2,762,082
Select International Equity ...................................                  5,036,814                  2,594,709
Select Capital Appreciation ...................................                  3,143,736                  2,052,399
Select Emerging Markets .......................................                    518,333                     38,975
Select Strategic Growth .......................................                    405,406                     77,500
AIM V.I. Aggressive Growth ....................................                  2,583,754                     22,055
AIM V.I. Value ................................................                  2,961,885                      7,810
Alliance Growth and Income ....................................                  2,089,015                     35,783
Alliance Premier Growth .......................................                  3,247,497                     37,129
DGPF Growth Opportunities Service Class .......................                  1,188,477                      1,548
DGPF International Equity .....................................                  4,253,184                  4,668,485
Fidelity VIP High Income ......................................                  8,324,823                 11,723,819
Fidelity VIP Equity-Income ....................................                  6,341,166                  7,637,616
Fidelity VIP Growth ...........................................                 20,177,159                  6,419,350
Fidelity VIP Overseas .........................................                  4,339,281                    965,274
Fidelity VIP II Asset Manager .................................                  2,639,677                  1,622,416
Fidelity VIP III Growth Opportunities .........................                    345,753                     20,492
Franklin Natural Resources Class 2 ............................                    515,208                     20,118
Franklin Small Cap Class 2 ....................................                  1,746,888                     40,760
INVESCO VIF Health Sciences ...................................                  2,743,519                     99,845
Janus Aspen Growth and Income Service Shares ..................                  3,358,826                    243,020
Janus Aspen Growth Service Shares .............................                  3,031,275                     42,424
Kemper Technology Growth ......................................                  2,646,740                     65,467
KVS Dreman Financial Services .................................                  1,719,605                     67,901
Pioneer Emerging Markets VCT Class II .........................                    707,035                     15,558
Pioneer Real Estate Growth VCT Class II .......................                    616,673                    366,394
T. Rowe Price International Stock .............................                 25,443,020                 24,026,501
                                                                              ------------               ------------
  Totals ......................................................               $222,159,111               $133,538,599
                                                                              ============               ============

(a)  Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA), Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a)   FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B

           Financial Statements for First Allmerica Financial Life Insurance Company and Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company

           Financial Statements Included in Part C
           None

     (b)   EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3   (a) Underwriting and Administrative Services
                           Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (b) Sales Agreements were previously filed on April 24,
                           1998 in Post-Effective Amendment No. 9 of
                           Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein.

                       (c) General Agent's Agreement was previously filed on
                           April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (d) Career Agent Agreement with Commission Schedule was
                           previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (e) Registered Representative's Agreement was previously
                           filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No.
                           33-71052/811-8114, and is incorporated by reference herein.

           EXHIBIT 4 The following documents were previously filed on November 8, 1999 in Registrant's initial Registration Statement and are incorporated by reference herein:

                           (a)   Draft Contract Form A3030-99;
                           (b)   Specification Pages Form A8030-99; and
                           (c) Enhanced Death Benefit "EDB" Rider with 5% Accumulation and Ratchet (Form 3263-99).

           EXHIBIT 5 Application Form 11255DGNY was previously filed on June 14, 2000 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-90545/811-8114, and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 1, 1995 in Post-Effective Amendment No. 4 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. The Depositor's Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 5 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein.

           EXHIBIT 7       Not Applicable.

           EXHIBIT 8   (a) Fidelity Services Agreement was previously filed
                           on April 30, 1996 in Post-Effective Amendment No. 5 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (b) An Amendment to the Fidelity Services Agreement,
                           effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (c) Fidelity Service Contract, effective January 1, 1997,
                           was previously filed on May 1, 1997 in Post-Effective Amendment No. 8 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (d) BFDS Agreements for lockbox and mailroom services
                           were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein.

                       (e) Directors' Power of Attorney is filed herewith.

           EXHIBIT 9       Opinion of Counsel is filed herewith.

           EXHIBIT 10      Consent of Independent Accountants is filed herewith.

           EXHIBIT 11      None.

           EXHIBIT 12      None.

           EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on November 8, 1999 in Registrant's initial Registration Statement and is incorporated by reference herein.

           EXHIBIT 14      Not Applicable.

           EXHIBIT 15  (a) Amendment dated October 30, 2000 with Allmerica
                           Investment Trust was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (b) Form of Amendment #6 to the AIM Participation
                           Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                       (c) Form of Amendment dated May 1, 2001 to the Amended
                           and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                       (d) Participation Agreement with Deutsche (formerly
                           Bankers Trust) was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                       (e) Form of Amendment dated May 1, 2001 to the Delaware
                           Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Delaware Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-71052/811-8114, Post-Effective Amendment No. 9, and is incorporated by reference herein.

                       (f) Form of Amendment dated May 1, 2001 to the Variable
                           Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated October 4, 1999 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                       (g) Form of Amendment and Participation Agreement with
                           Variable Insurance Products Fund III with Variable Insurance Products III was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                       (h) Form of Amendment dated May 1, 2001 and the Franklin
                           Templeton Participation Agreement dated March 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                       (i) Form of Amendment dated May 1, 2001 to the
                           Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                       (j) Participation Agreement with Janus was previously
                           filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                           333-87105/811-8114, and is incorporated by reference herein.

                       (k) Amendment to Participation Agreement dated October 1,
                           2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-10285/811-7769, and is incorporated by reference herein.

                       (l) Amendment dated October 24, 2000 to the Pioneer
                           Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984)
    Director and Vice President             of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller
    Vice President and Corporate            (since 1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of
    Director and Vice President             First Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary and Counsel                   Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation


John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director, President and                 First Allmerica
    Chief Executive Officer

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director and Vice President             Allmerica; Director (since 1990), President and Chief
                                            Executive Officer (since 1995) of
                                            Allmerica Financial Life Insurance
                                            and Annuity Company; Director and
                                            President (since 1998) of Allmerica
                                            Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director and Vice President             Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property & Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                    NAME                                  ADDRESS                        TYPE OF BUSINESS
                    ----                                  -------                        ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable annuities
as SMA Life Assurance Company)                                                    and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities


Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional
Services, Inc. and 440 Financial
Group of Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance                   440 Lincoln Street              Insurance Agency
Agency Inc. of Alabama                            Worcester MA 01653

Allmerica Investments Insurance                   440 Lincoln Street              Insurance Agency
Agency of Florida, Inc.                           Worcester MA 01653

Allmerica Investment Insurance                    440 Lincoln Street              Insurance Agency
Agency Inc. of Georgia                            Worcester MA 01653

Allmerica Investment Insurance Agency Inc.        440 Lincoln Street              Insurance Agency
of Kentucky                                       Worcester MA 01653

Allmerica Investments Insurance Agency Inc.       440 Lincoln Street              Insurance Agency
of Mississippi                                    Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234


Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of April 30, 2001, there were 0 Contract Owners of qualified Contracts and 0 Contract Owners of non-qualified Contracts. As of April 30, 2001, there were no Owners since sales had not yet begun.

ITEM 28.      INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
         Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

         -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653


         NAME                      POSITION OR OFFICE WITH UNDERWRITER
         ----                      -----------------------------------
Margaret L. Abbott                 Vice President

Emil J. Aberizk, Jr.               Vice President

Edward T. Berger                   Vice President and Chief Compliance Officer

Michael J. Brodeur                 Vice President Operations

Mark R. Colborn                    Vice President

Charles F. Cronin                  Secretary/Clerk

Claudia J. Eckels                  Vice President

Philip L. Heffernan                Vice President

J. Kendall Huber                   Director

Mark C. McGivney                   Treasurer

William F. Monroe, Jr.             President, Director and Chief Executive
                                   Officer

K. David Nunley                    Vice President

Stephen Parker                     Vice President and Director

Richard M. Reilly                  Director and Chairman of the Board

Eric A. Simonsen                   Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 24th day of May, 2001.

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                           By: /s/ Charles F. Cronin
                               -----------------------------
                               Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                               Title                                                         Date
-----------                              -----                                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller                       May 24, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry*                         Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                       Director and Vice President
------------------------------------

John F. O'Brien*                         Director, President  and Chief Executive Officer
------------------------------------

Bruce C. Anderson*                       Director and Vice President
------------------------------------

Mark R. Colborn*                         Director and Vice President
---------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
------------------------------------

Eric A. Simonsen*                        Director and Vice President
---------------------------

Gregory D. Tranter*                      Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
333-90545

                                  EXHIBIT TABLE


Exhibit 8(e)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants